UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05577

The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Summer Street, Floor 7 SUM0703

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments. – The schedules of investments for the period ended July 31, 2017, are filed herewith.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Face Amount		Value

AGENCY NOTES* — 14.7%
	Federal Home Loan Bank — 4.9%
$19,000,000	5.000% due 11/17/17	$19,215,574
4,500,000	4.125% due 12/13/19	4,778,752

		23,994,326

	Federal Home Loan Mortgage Corporation — 4.2%
10,000,000	3.750% due 3/27/19	10,390,040
10,000,000	2.375% due 1/13/22	10,225,210

		20,615,250

	Federal National Mortgage Association — 5.6%
9,650,000	1.250% due 5/6/21[1]	9,504,575
10,000,000	2.625% due 9/6/24	10,276,050
7,960,000	2.125% due 4/24/26	7,780,279

		27,560,904

	TOTAL AGENCY NOTES (Cost $72,470,725)	72,170,480

MORTGAGE-BACKED SECURITIES*,2 — 21.3%
	Federal Home Loan Mortgage Corporation — 6.4%
2	# G00807, 9.500% due 3/1/21	2
147,212	# G12342, 5.500% due 8/1/21	153,408
35,032	# J03604, 5.500% due 10/1/21	36,534
26,468	# J03649, 5.500% due 10/1/21	27,640
57,304	# G12442, 6.000% due 11/1/21	60,227
62,873	# J03536, 5.500% due 11/1/21	63,912
50,128	# G18163, 5.500% due 1/1/22	52,711
191,204	# G13396, 5.500% due 12/1/23	202,546
52,514	# D78677, 8.000% due 3/1/27	54,344
167,641	# C00742, 6.500% due 4/1/29	189,904
15,900	# A57845, 7.000% due 2/1/37	16,018
43,212	# A68937, 6.000% due 11/1/37	48,894
36,442	# A68332, 5.500% due 11/1/37	40,574
442,220	# A69653, 5.500% due 12/1/37	492,179
229,587	# A70446, 5.000% due 12/1/37	251,451
406,943	# A73370, 5.000% due 2/1/38	445,864
469,534	# A90421, 4.500% due 12/1/39	505,511
526,779	# A92890, 4.500% due 7/1/40	567,130
2,076,218	# A97620, 4.500% due 3/1/41	2,239,194
3,202,643	# C03770, 3.500% due 2/1/42	3,315,547
2,115,196	# Q07651, 3.500% due 4/1/42	2,189,984
4,452,240	# Q41208, 3.500% due 6/1/46	4,590,670
14,733,540	# Q47596, 4.000% due 4/1/47	15,526,030

		31,070,274

	Federal National Mortgage Association — 14.5%
61	# 555016, 6.500% due 10/1/17	61
9,280	# 686230, 5.500% due 2/1/18	9,311
13,914	# 254685, 5.000% due 4/1/18	14,231
32,539	# 740449, 5.500% due 9/1/18	32,764
16,899	# 255159, 5.500% due 3/1/19	17,257
38	# 313796, 9.500% due 2/1/21	38
1,397	# 125275, 7.000% due 3/1/24	1,504
1,791	# 313795, 9.500% due 1/1/25	1,805

See Notes to Schedules of Portfolio Investments

1

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$977,373	# AH6827, 4.000% due 3/1/26	$1,029,461
926,220	# AI1657, 4.000% due 4/1/26	976,375
1,371,293	# AB3900, 3.000% due 11/1/26	1,414,225
22,428	# 373328, 8.000% due 3/1/27	22,481
1,872,493	# AK4751, 3.000% due 4/1/27	1,931,305
17,800	# 390895, 8.000% due 6/1/27	18,041
3,941,157	# AO0533, 3.000% due 6/1/27	4,064,477
96,683	# 397602, 8.000% due 8/1/27	106,671
1,988	# 499335, 6.500% due 8/1/29	2,200
6,556	# 252806, 7.500% due 10/1/29	7,787
372	# 523497, 7.500% due 11/1/29	415
2,239	# 588945, 7.000% due 6/1/31	2,446
59,608	# 607862, 7.000% due 9/1/31	64,674
8,572	# 656872, 6.500% due 8/1/32	9,489
18,267	# 687575, 7.000% due 2/1/33	18,463
283,529	# 789856, 6.000% due 8/1/34	323,737
89,449	# 820811, 6.000% due 4/1/35	101,819
78,616	# 829202, 5.000% due 7/1/35	86,329
166,086	# 826586, 5.000% due 8/1/35	182,564
37,703	# 256216, 7.000% due 4/1/36	44,176
186,861	# 898412, 5.000% due 10/1/36	205,097
31,415	# 910894, 5.000% due 2/1/37	34,498
21,710	# 912456, 6.500% due 3/1/37	24,032
79,074	# 959877, 5.000% due 11/1/37	86,428
502,711	# 973241, 5.000% due 3/1/38	549,466
151,903	# 975593, 5.000% due 6/1/38	166,031
170,076	# 257573, 5.500% due 2/1/39	189,082
656,249	# AD7128, 4.500% due 7/1/40	710,136
5,846,813	# AH1568, 4.500% due 12/1/40	6,334,126
2,764,179	# AH6991, 4.000% due 1/1/41	2,922,178
1,975,163	# AH4004, 4.500% due 3/1/41	2,138,169
1,596,567	# AH8351, 4.000% due 3/1/41	1,686,722
1,160,066	# AJ1315, 4.000% due 9/1/41	1,234,496
1,729,069	# AI8779, 4.000% due 11/1/41	1,827,062
2,890,856	# AJ5958, 4.000% due 12/1/41	3,054,659
1,209,294	# AK5070, 3.500% due 3/1/42	1,250,151
4,621,754	# AK5426, 3.500% due 3/1/42	4,780,170
8,187,147	# AT7682, 3.500% due 6/1/43	8,474,576
7,068,668	# AS6326, 3.500% due 12/1/45	7,282,441
7,889,407	# AS6881, 3.500% due 3/1/46	8,128,001
8,818,524	# BC0960, 4.000% due 6/1/46	9,287,802

		70,849,429

	Government National Mortgage Association — 0.4%
12,505	# 460389, 7.000% due 5/15/28	12,572
8,111	# 464049, 7.000% due 7/15/28	8,702
13,967	# 476259, 7.000% due 8/15/28	14,001
10,353	# 485264, 7.500% due 2/15/31	10,590
20,947	# 559304, 7.000% due 9/15/31	23,038
259,726	# 652486, 5.500% due 4/15/36	291,734
299,977	# 651859, 5.000% due 6/15/36	327,874
245,533	# 782150, 5.500% due 4/15/37	275,963
52,022	# 662521, 6.000% due 8/15/37	58,668
123,854	# 677545, 6.000% due 11/15/37	139,600

See Notes to Schedules of Portfolio Investments

2

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Government National Mortgage Association — (Continued)
$152,622	# 676291, 6.000% due 12/15/37	$172,027
85,330	# 685836, 5.500% due 4/15/38	95,073
535,979	# 698235, 5.000% due 6/15/39	589,793
129,116	# 716655, 5.000% due 8/15/39	140,903

		2,160,538

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $103,512,676)	104,080,241

CORPORATE NOTES* — 47.3%
	Automotive — 2.4%
7,000,000	American Honda Finance Corp., 1.600% due 7/13/18	7,006,258
5,000,000	Toyota Motor Credit Corp., 2.000% due 10/24/18	5,037,025

		12,043,283

	Banking — 6.2%
5,000,000	GE Capital International Funding Co. Unlimited, 4.418% due 11/15/35	5,413,275
10,000,000	PNC Bank NA, 2.625% due 2/17/22	10,137,020
6,000,000	Wells Fargo & Co., 2.500% due 3/4/21	6,046,548
8,800,000	Wells Fargo & Co., 2.100% due 7/26/21	8,704,986

		30,301,829

	Beverages, Food & Tobacco — 3.1%
9,000,000	PepsiCo, Inc., 3.000% due 8/25/21	9,354,897
5,000,000	PepsiCo, Inc., 4.875% due 11/1/40	5,834,320

		15,189,217

	Commercial Services — 2.5%
8,900,000	General Electric Co., 6.750% due 3/15/32	12,345,964

	Communications — 5.5%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	16,006,396
11,100,000	Cisco Systems, Inc., 2.200% due 9/20/23	10,947,197

		26,953,593

	Computer Software & Processing — 5.2%
6,500,000	Microsoft Corp., 3.125% due 11/3/25	6,680,668
8,000,000	Microsoft Corp., 3.450% due 8/8/36	8,008,848
10,750,000	Oracle Corp., 2.400% due 9/15/23	10,692,143

		25,381,659

See Notes to Schedules of Portfolio Investments

3

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — (Continued)
	Cosmetics & Personal Care — 1.1%
$4,114,000	Procter & Gamble Co. (The), 5.550% due 3/5/37	$5,469,732

	Electronics — 2.8%
5,000,000	Applied Materials, Inc., 3.900% due 10/1/25	5,357,450
8,000,000	Intel Corp., 3.300% due 10/1/21	8,396,088

		13,753,538

	Financial — 2.0%
5,000,000	JPMorgan Chase & Co., 6.000% due 1/15/18	5,098,030
4,418,000	JPMorgan Chase & Co., 4.950% due 3/25/20	4,744,632

		9,842,662

	Financial Services — 1.3%
6,000,000	Bear Stearns Cos. LLC (The), 7.250% due 2/1/18	6,164,790

	Heavy Machinery — 1.2%
5,700,000	John Deere Capital Corp., 2.800% due 3/4/21	5,841,411

	Industrial — 2.2%
10,000,000	Caterpillar Financial Services Corp., 7.050% due 10/1/18	10,634,890

	Insurance — 3.5%
6,500,000	Aflac, Inc., 2.400% due 3/16/20	6,582,251
10,000,000	Berkshire Hathaway Finance Corp., 4.250% due 1/15/21	10,786,460

		17,368,711

	Pharmaceuticals — 1.7%
7,000,000	Johnson & Johnson, 4.850% due 5/15/41	8,336,083

	Retailers — 6.6%
8,264,000	Target Corp., 6.000% due 1/15/18	8,430,247
6,000,000	Target Corp., 3.500% due 7/1/24	6,284,148
14,565,000	Wal-Mart Stores, Inc., 5.000% due 10/25/40	17,495,260

		32,209,655

	TOTAL CORPORATE NOTES (Cost $229,904,187)	231,837,017

See Notes to Schedules of Portfolio Investments

4

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Face Amount		Value

U.S. TREASURY NOTES/BONDS* — 13.2%
$15,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	$18,660,345
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	6,870,705
5,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	5,248,240
2,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	2,327,968
10,000,000	U.S. Treasury Notes, 1.250% due 10/31/18	9,995,700
7,000,000	U.S. Treasury Notes, 1.375% due 11/30/18	7,007,658
14,500,000	U.S. Treasury Notes, 1.250% due 10/31/19	14,459,792

	TOTAL U.S. TREASURY NOTES/BONDS (Cost $64,982,856)	64,570,408

MUNICIPAL BONDS* — 1.2%
6,035,000	Mississippi, General Obligation Unlimited, Series C, 2.227% due 10/1/17	6,048,156

	TOTAL MUNICIPAL BONDS (Cost $6,035,000)	6,048,156

REPURCHASE AGREEMENT* — 1.6%
7,929,668	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $7,929,694, due 8/1/17, (collateralized by a FHLB with a par value of $7,970,000, coupon rate of 2.000%, due 9/14/18, market value of $8,091,048)	7,929,668

	TOTAL REPURCHASE AGREEMENT (Cost $7,929,668)	7,929,668

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.0%
9,732,420	State Street Navigator Securities Lending Government Money Market Portfolio	9,732,420

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $9,732,420)	9,732,420

TOTAL INVESTMENTS (Cost $494,567,532)[3]	101.3%	$496,368,390

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(6,460,488)

NET ASSETS	100.0%	$489,907,902

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at July 31, 2017.
[3]	Aggregate cost for federal tax purpose was $494,567,532.

Abbreviations:

FHLB — Federal Home Loan Bank

See Notes to Schedules of Portfolio Investments

5

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%
	Aerospace & Defense — 7.6%
24,726	Boeing Co. (The)	$5,995,066
33,640	Raytheon Co.	5,778,343
28,345	United Technologies Corp.	3,360,866

		15,134,275

	Banks — 7.0%
51,726	JPMorgan Chase & Co.	4,748,447
36,977	PNC Financial Services Group, Inc. (The)	4,762,638
81,531	Wells Fargo & Co.	4,397,782

		13,908,867

	Beverages — 3.9%
48,370	Dr Pepper Snapple Group, Inc.	4,409,409
28,236	PepsiCo, Inc.	3,292,600

		7,702,009

	Biotechnology — 4.7%
16,891	Biogen, Inc.[1]	4,891,465
59,543	Gilead Sciences, Inc.	4,530,627

		9,422,092

	Capital Markets — 4.2%
145,727	Invesco, Ltd.	5,066,928
38,659	Northern Trust Corp.	3,383,049

		8,449,977

	Communications Equipment — 2.7%
171,587	Cisco Systems, Inc.	5,396,411

	Consumer Finance — 3.1%
26,568	American Express Co.	2,264,391
62,692	Discover Financial Services	3,820,450

		6,084,841

	Electrical Equipment — 3.0%
95,893	AMETEK, Inc.	5,905,091

	Electronic Equipment, Instruments & Components — 1.5%
40,054	Amphenol Corp. — Class A	3,068,937

	Energy Equipment & Services — 3.4%
69,185	Halliburton Co.	2,936,212
56,332	Schlumberger, Ltd.	3,864,375

		6,800,587

	Food & Staples Retailing — 3.4%
36,587	Wal-Mart Stores, Inc.	2,926,594
90,111	Whole Foods Market, Inc.	3,763,035

		6,689,629

	Food Products — 1.5%
56,138	Campbell Soup Co.	2,965,771

	Health Care Equipment & Supplies — 4.5%
68,872	Baxter International, Inc.	4,165,378
137,679	Smith & Nephew PLC, Sponsored ADR	4,853,185

		9,018,563

	Health Care Providers & Services — 4.0%
31,702	Laboratory Corp. of America Holdings[1]	5,037,765

See Notes to Schedules of Portfolio Investments

6

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
70,331	Patterson Cos., Inc.	$2,934,209

		7,971,974

	Insurance — 2.1%
28,261	Chubb, Ltd.	4,139,106

	Internet & Catalog Retail — 2.9%
2,841	Priceline Group, Inc. (The)[1]	5,762,969

	Internet Software & Services — 2.9%
6,116	Alphabet, Inc. — Class C1	5,690,938

	IT Services — 12.2%
30,310	Accenture PLC — Class A	3,904,534
70,722	Cognizant Technology Solutions Corp. — Class A	4,902,449
31,264	Gartner, Inc.[1]	4,011,797
65,119	Global Payments, Inc.	6,145,280
40,910	Mastercard, Inc. — Class A	5,228,298

		24,192,358

	Life Sciences Tools & Services — 2.2%
25,191	Waters Corp.[1]	4,369,127

	Machinery — 1.8%
22,071	Parker-Hannifin Corp.	3,663,345

	Media — 2.2%
55,153	Omnicom Group, Inc.	4,342,747

	Multi-line Retail — 3.1%
45,855	Dollar General Corp.	3,446,462
36,448	Dollar Tree, Inc.[1]	2,627,172

		6,073,634

	Oil, Gas & Consumable Fuels — 1.9%
33,749	Chevron Corp.	3,685,053

	Pharmaceuticals — 2.0%
81,423	Abbott Laboratories	4,004,383

	Software — 3.2%
127,650	Oracle Corp.	6,373,564

	Specialty Retail — 2.4%
31,299	Home Depot, Inc.	4,682,330

	Technology Hardware, Storage & Peripherals — 3.9%
52,531	Apple, Inc.	7,812,936

	Textiles, Apparel & Luxury Goods — 1.8%
41,294	Carter’s, Inc.	3,581,429

	TOTAL COMMON STOCKS (Cost $124,223,581)	196,892,943

See Notes to Schedules of Portfolio Investments

7

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 0.9%
$1,670,683	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $1,670,689, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $1,710,000, coupon rate of 2.000%, due 2/15/25, market value of $1,707,163)	$1,670,683

	TOTAL REPURCHASE AGREEMENT (Cost $1,670,683)	1,670,683

TOTAL INVESTMENTS (Cost $125,894,264)[2]	100.0%	$198,563,626

OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	74,860

NET ASSETS	100.0%	$198,638,486

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purpose was $125,924,446.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

8

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.1%
	Aerospace & Defense — 1.7%
551,327	Orbital ATK, Inc.	$56,334,593

	Airlines — 0.6%
574,099	SkyWest, Inc.	20,954,614

	Apparel Retailers — 0.7%
766,799	Wolverine World Wide, Inc.	21,623,732

	Automotive — 2.7%
1,979,984	American Axle & Manufacturing Holdings, Inc.[1]	29,184,964
280,458	LCI Industries	29,938,892
273,267	Thor Industries, Inc.	28,788,678

		87,912,534

	Banking — 15.7%
938,672	Chemical Financial Corp.	45,234,604
463,834	Eagle Bancorp, Inc.[1]	28,966,433
376,341	Euronet Worldwide, Inc.[1]	36,358,304
763,468	FCB Financial Holdings, Inc. — Class A1	35,997,516
456,643	First Interstate BancSystem, Inc. — Class A	16,690,302
3,625,003	FNB Corp.	49,662,541
1,187,039	Great Western Bancorp, Inc.	46,306,391
1,797,831	Home BancShares, Inc.	44,586,209
1,476,979	Hope Bancorp, Inc.	26,039,140
704,870	LegacyTexas Financial Group, Inc.	27,292,566
1,288,428	Umpqua Holdings Corp.	23,887,455
1,321,828	United Community Banks, Inc.	36,693,945
915,683	Western Alliance Bancorp[1]	46,132,110
663,990	Wintrust Financial Corp.	50,005,087

		513,852,603

	Building Materials — 3.3%
2,814,286	Builders FirstSource, Inc.[1]	44,099,862
494,996	EMCOR Group, Inc.	33,412,230
396,716	US Concrete, Inc.[1,2]	31,082,698

		108,594,790

	Chemicals — 2.4%
1,317,193	Huntsman Corp.	35,063,678
628,034	Trinseo SA	44,150,790

		79,214,468

	Commercial Services — 3.9%
1,035,536	AMN Healthcare Services, Inc.[1]	38,211,279
364,355	Grand Canyon Education, Inc.[1]	26,805,597
862,947	Korn/Ferry International	28,865,577
670,391	On Assignment, Inc.[1]	33,016,757

		126,899,210

	Communications — 2.5%
1,006,771	ARRIS International PLC[1]	28,149,317
541,739	Fabrinet[1]	24,383,673
2,821,357	Iridium Communications, Inc.[1,2]	28,072,502

		80,605,492

See Notes to Schedules of Portfolio Investments

9

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Computer Software & Processing — 2.5%
326,002	CACI International, Inc. — Class A1	$40,782,850
407,503	Gigamon, Inc.[1,2]	16,198,244
1,170,971	Web.com Group, Inc.[1]	25,702,814

		82,683,908

	Computers & Information — 2.2%
811,410	Electronics for Imaging, Inc.[1]	39,418,298
669,574	Omnicell, Inc.[1]	33,210,870

		72,629,168

	Electric Utilities — 2.3%
373,944	ALLETE, Inc.	27,398,877
534,548	IDACORP, Inc.	46,163,565

		73,562,442

	Electrical Equipment — 0.8%
341,583	EnerSys	24,686,203

	Electronics — 6.6%
223,128	Applied Optoelectronics, Inc.[1,2]	21,752,749
397,914	Cirrus Logic, Inc.[1]	24,447,836
927,668	Integrated Device Technology, Inc.[1]	24,249,241
1,432,055	MaxLinear, Inc.[1]	37,519,841
702,343	Mercury Systems, Inc.[1]	30,839,881
17,533	Methode Electronics, Inc.	696,937
853,359	Microsemi Corp.[1]	44,442,937
1,111,368	Xperi Corp.	32,507,514

		216,456,936

	Financial Services — 4.7%
546,533	EPR Properties	39,558,058
298,601	Evercore Partners, Inc. — Class A	23,484,969
1,489,676	Hudson Pacific Properties, Inc.	48,742,199
1,268,052	Pebblebrook Hotel Trust	42,695,311

		154,480,537

	Forest Products & Paper — 3.4%
874,932	Boise Cascade Co.[1]	26,554,186
3,412,236	Graphic Packaging Holding Co.	45,007,393
520,262	Masonite International Corp.[1]	40,398,344

		111,959,923

	Health Care Providers — 2.6%
1,052,316	Acadia Healthcare Co., Inc.[1,2]	55,699,086
712,500	Tivity Health, Inc.[1]	28,250,625

		83,949,711

	Heavy Construction — 3.6%
782,645	Granite Construction, Inc.	38,365,258
898,903	MasTec, Inc.[1]	41,529,318
2,884,879	TRI Pointe Group, Inc.[1]	38,368,891

		118,263,467

	Heavy Machinery — 2.2%
504,584	Dycom Industries, Inc.[1,2]	45,715,311
1,037,933	Entegris, Inc.[1]	27,090,051

		72,805,362

See Notes to Schedules of Portfolio Investments

10

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Home Construction, Furnishings & Appliances — 2.0%
850,961	CalAtlantic Group, Inc.	$29,868,731
336,789	Helen of Troy, Ltd.[1]	33,931,492

		63,800,223

	Household Products — 1.0%
617,247	Apogee Enterprises, Inc.	32,152,396

	Insurance — 2.5%
828,189	American Equity Investment Life Holding Co.	$22,178,901
3,371,485	Radian Group, Inc.	58,731,269

		80,910,170

	Lodging — 1.7%
2,220,890	Boyd Gaming Corp.	55,655,503

	Media — Broadcasting & Publishing — 2.7%
417,091	Nexstar Media Group, Inc.	27,277,751
294,840	Ryman Hospitality Properties, Inc.	18,454,036
1,180,559	Sinclair Broadcast Group, Inc. — Class A	42,559,152

		88,290,939

	Medical Supplies — 6.3%
724,604	BioTelemetry, Inc.[1]	24,781,457
155,810	Coherent, Inc.[1]	41,289,650
1,102,654	Globus Medical, Inc. — Class A1	33,906,610
257,686	ICU Medical, Inc.[1]	44,296,223
859,351	Integra LifeSciences Holdings Corp.[1]	42,675,371
480,613	Merit Medical Systems, Inc.[1]	19,705,133

		206,654,444

	Metals & Mining — 0.4%
2,486,965	AK Steel Holding Corp.[1,2]	14,076,222

	Miscellaneous — 1.0%
1,491,094	Columbia Property Trust, Inc.	32,431,294

	Oil & Gas — 3.0%
2,110,624	Callon Petroleum Co.[1]	23,892,264
1,398,170	Carrizo Oil & Gas, Inc.[1]	22,035,159
240,389	Chesapeake Utilities Corp.	18,570,050
625,636	Delek US Holdings, Inc.	16,335,356
1,493,377	Gulfport Energy Corp.[1]	18,846,418

		99,679,247

	Pharmaceuticals — 3.9%
1,402,067	Emergent BioSolutions, Inc.[1]	50,993,177
3,932,401	Horizon Pharma PLC[1]	47,110,164
758,674	Supernus Pharmaceuticals, Inc.[1]	30,688,363

		128,791,704

	Real Estate — 0.8%
1,055,911	Hilltop Holdings, Inc.	26,429,452

	Real Estate Investment Trusts — 1.3%
1,221,310	Starwood Waypoint Homes	42,696,998

	Restaurants — 1.2%
2,189,728	Bloomin’ Brands, Inc.	38,166,959

See Notes to Schedules of Portfolio Investments

11

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Retailers — 2.1%
889,690	Five Below, Inc.[1]	$42,980,924
164,200	Stamps.com, Inc.[1]	24,318,020

		67,298,944

	Telecommunications — 1.2%
472,224	j2 Global, Inc.	39,964,317

	Textiles, Clothing & Fabrics — 1.0%
502,187	Oxford Industries, Inc.	31,703,065

	Transportation — 1.6%
581,291	Matson, Inc.	16,392,406
1,425,061	Swift Transportation Co.[1,2]	36,339,056

		52,731,462

	TOTAL COMMON STOCKS (Cost $2,674,097,957)	3,208,903,032

Face Amount

REPURCHASE AGREEMENT* — 1.9%
$60,991,028

With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $60,991,231, due 8/1/17, (collateralized by a FHLB securities with a par value of $3,195,000, coupon rate of 2.000%, due 9/14/18, market value of $3,243,526, by FNMA securities with a par value of $5,005,000, coupon rate of 1.875%, due 9/18/18, market value of $5,071,341, by FHLMC securities with a par value of $380,000, coupon rates of 1.250% — 1.750%, due 5/30/19 — 10/2/19, total market value of $381,304, by U.S. Treasury Bonds with a par value of $28,970,000, coupon rates of 1.250% — 2.000%, due 4/30/19 — 2/25/25, total market value of $28,861,089 and by U.S. Treasury Notes with a par value of $24,695,000, coupon rate of 1.000%, due 9/15/18 — 11/30/19, total market value of $24,658,214) Total aggregate market value of $62,215,474)

		60,991,028

	TOTAL REPURCHASE AGREEMENT (Cost $60,991,028)	60,991,028

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.7%
153,824,942	State Street Navigator Securities Lending Government Money Market Portfolio	153,824,942

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $153,824,942)	153,824,942

TOTAL INVESTMENTS (Cost $2,888,913,927)[3]	104.7%	$3,423,719,002

LIABILITIES IN EXCESS OF OTHER ASSETS	(4.7)	(153,690,141)

NET ASSETS	100.0%	$3,270,028,861

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $2,901,680,857.

Abbreviations:

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

See Notes to Schedules of Portfolio Investments

12

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.6%
	Advertising — 2.3%
10,897	Interpublic Group of Cos., Inc. (The)	$235,484
6,053	Outfront Media, Inc.	138,432

		373,916

	Airlines — 1.2%
5,056	Spirit Airlines, Inc.[1]	196,426

	Automotive — 2.8%
12,137	Gentex Corp.	206,572
2,282	Thor Industries, Inc.	240,408

		446,980

	Banking — 10.2%
6,963	East West Bancorp, Inc.	396,752
23,595	Huntington Bancshares, Inc.	312,634
8,665	PacWest Bancorp	416,093
3,934	Prosperity Bancshares, Inc.	252,169
4,770	Western Alliance Bancorp[1]	240,313

		1,617,961

	Chemicals — 3.3%
4,981	Berry Plastics Group, Inc.[1]	279,334
5,067	Chemours Co. (The)	241,240

		520,574

	Commercial Services — 6.5%
8,403	AECOM[1]	268,056
6,558	Total System Services, Inc.	416,170
5,436	Vantiv, Inc. — Class A1	345,458

		1,029,684

	Communications — 6.9%
6,789	ARRIS International PLC[1]	189,820
14,045	Ciena Corp.[1]	361,659
6,203	CommScope Holding Co., Inc.[1]	228,146
2,855	Harris Corp.	326,812

		1,106,437

	Computer Software & Processing — 3.3%
3,609	Amdocs, Ltd.	242,416
4,015	Deluxe Corp.	289,883

		532,299

	Computers & Information — 1.0%
4,295	NCR Corp.[1]	162,566

	Containers & Packaging — 2.1%
5,492	Crown Holdings, Inc.[1]	326,609

	Electric Utilities — 3.5%
8,117	Great Plains Energy, Inc.	250,491
8,771	OGE Energy Corp.	314,528

		565,019

	Electronics — 3.5%
3,622	Arrow Electronics, Inc.[1]	294,432
9,862	Integrated Device Technology, Inc.[1]	257,793

		552,225

See Notes to Schedules of Portfolio Investments

13

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Entertainment & Leisure — 1.7%
7,306	Gaming and Leisure Properties, Inc.	$277,190

	Financial Services — 4.0%
9,906	Corporate Office Properties Trust	329,771
19,001	Sunstone Hotel Investors, Inc.	309,336

		639,107

	Forest Products & Paper — 2.3%
9,643	Masco Corp.	367,687

	Health Care Providers — 5.0%
6,994	Envision Healthcare Corp.[1]	394,671
2,505	Laboratory Corp. of America Holdings[1]	398,070

		792,741

	Heavy Construction — 3.9%
6,527	MasTec, Inc.[1]	301,548
13,403	PulteGroup, Inc.	327,301

		628,849

	Heavy Machinery — 3.4%
2,911	Dycom Industries, Inc.[1,2]	263,737
6,627	ITT, Inc.	271,707

		535,444

	Industrial — 2.1%
4,470	Crane Co.	337,485

	Insurance — 8.2%
4,700	Lincoln National Corp.	343,382
36,674	MGIC Investment Corp.[1]	427,986
13,952	Old Republic International Corp.	273,738
6,783	Voya Financial, Inc.	266,165

		1,311,271

	Media — Broadcasting & Publishing — 1.1%
12,300	TEGNA, Inc.	182,409

	Medical Supplies — 2.5%
9,033	Hologic, Inc.[1]	399,349

	Metals & Mining — 3.5%
4,333	Belden, Inc.	311,716
6,848	Steel Dynamics, Inc.	242,488

		554,204

	Oil & Gas — 3.5%
2,413	Andeavor	240,166
7,213	Antero Resources Corp.[1]	148,732
5,829	TechnipFMC PLC[1]	166,360

		555,258

	Real Estate — 2.8%
15,722	Apple Hospitality REIT, Inc.	290,228
6,396	Forest City Realty Trust, Inc. — Class A	155,935

		446,163

	Restaurants — 1.5%
2,755	Darden Restaurants, Inc.	231,089

See Notes to Schedules of Portfolio Investments

14

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Retailers — 1.5%
4,097	Cars.com, Inc.[1,2]	$99,557
3,659	Dick’s Sporting Goods, Inc.	136,627

		236,184

	Transportation — 5.0%
1,303	Huntington Ingalls Industries, Inc.	268,561
3,410	Old Dominion Freight Line, Inc.	327,053
2,618	Wabtec Corp.[2]	197,293

		792,907

	TOTAL COMMON STOCKS (Cost $13,432,422)	15,718,033

Face Amount

REPURCHASE AGREEMENT* — 0.8%
$126,718	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $126,719, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $130,000, coupon rate of 2.125%, due 2/29/24, market value of $131,667)	126,718

	TOTAL REPURCHASE AGREEMENT (Cost $126,718)	126,718

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.1%
488,621	State Street Navigator Securities Lending Government Money Market Portfolio	488,621

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $488,621)	488,621

TOTAL INVESTMENTS (Cost $14,047,761)[3]	102.5%	$16,333,372

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.5)	(392,667)

NET ASSETS	100.0%	$15,940,705

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $14,124,426.

See Notes to Schedules of Portfolio Investments

15

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%
	Airlines — 3.2%
17,070	Delta Air Lines, Inc.	$842,575
7,400	FedEx Corp.	1,539,422

		2,381,997

	Banking — 7.2%
39,429	Bank of New York Mellon Corp. (The)	2,090,920
11,990	Capital One Financial Corp.	1,033,298
31,395	Citigroup, Inc.	2,148,988

		5,273,206

	Beverages, Food & Tobacco — 4.1%
23,395	Archer-Daniels-Midland Co.	986,801
13,110	Molson Coors Brewing Co. — Class B	1,166,528
13,860	Tyson Foods, Inc. — Class A	878,169

		3,031,498

	Chemicals — 2.0%
8,635	LyondellBasell Industries N.V. — Class A	777,927
6,610	PPG Industries, Inc.	695,703

		1,473,630

	Computers & Information — 3.2%
52,420	Hewlett Packard Enterprise Co.	917,874
17,085	Western Digital Corp.	1,454,275

		2,372,149

	Electric Utilities — 6.0%
10,150	American Electric Power Co., Inc.	715,981
8,795	Duke Energy Corp.	748,630
23,650	Exelon Corp.	906,741
14,940	Public Service Enterprise Group, Inc.	671,852
13,850	Southern Co. (The)	663,831
15,310	Xcel Energy, Inc.	724,316

		4,431,351

	Electronic Technology — 2.5%
11,655	Lam Research Corp.	1,858,506

	Electronics — 2.1%
54,920	Micron Technology, Inc.[1]	1,544,350

	Financial Services — 12.6%
12,491	Ameriprise Financial, Inc.	1,809,696
96,745	Bank of America Corp.	2,333,490
34,410	JPMorgan Chase & Co.	3,158,838
25,500	Morgan Stanley	1,195,950
12,930	Prologis, Inc.	786,273

		9,284,247

	Forest Products & Paper — 1.4%
9,395	Packaging Corp. of America	1,028,565

	Heavy Machinery — 2.9%
4,515	Cummins, Inc.	758,068
17,175	Eaton Corp. PLC	1,343,944

		2,102,012

	Home Construction, Furnishings & Appliances — 1.4%
20,085	Newell Brands, Inc.	1,058,881

See Notes to Schedules of Portfolio Investments

16

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Products — 1.3%
6,720	Stanley Black & Decker, Inc.	$945,437

	Industrial — Diversified — 1.4%
26,357	Johnson Controls International PLC	1,026,605

	Insurance — 10.4%
14,260	Aflac, Inc.	1,137,235
17,970	American International Group, Inc.	1,176,136
5,480	Anthem, Inc.	1,020,431
13,995	MetLife, Inc.	769,725
19,810	Principal Financial Group, Inc.	1,322,317
12,660	Prudential Financial, Inc.	1,433,492
5,990	Travelers Cos., Inc. (The)	767,259

		7,626,595

	Media — Broadcasting & Publishing — 1.6%
17,655	CBS Corp. — Class B	1,162,229

	Medical Supplies — 3.9%
10,385	Ingersoll-Rand PLC	912,634
8,800	Medtronic PLC	738,936
9,890	Zimmer Biomet Holdings, Inc.	1,199,855

		2,851,425

	Metals & Mining — 2.0%
50,230	Corning, Inc.	1,463,702

	Oil & Gas — 11.0%
22,645	Baker Hughes a GE Co.	835,374
26,115	Chevron Corp.	2,851,497
40,490	ConocoPhillips	1,837,031
29,205	ONEOK, Inc.	1,652,127
13,210	Valero Energy Corp.	911,094

		8,087,123

	Pharmaceuticals — 7.2%
18,985	Johnson & Johnson	2,519,689
5,710	McKesson Corp.	924,278
55,180	Pfizer, Inc.	1,829,769

		5,273,736

	Real Estate Investment Trusts — 1.9%
7,160	Crown Castle International Corp.	720,153
10,665	Ventas, Inc.	718,287

		1,438,440

	Retailers — 3.9%
14,090	CVS Health Corp.	1,126,214
7,980	Express Scripts Holding Co.[1]	499,867
15,525	Walgreens Boots Alliance, Inc.	1,252,402

		2,878,483

	Technology — 1.3%
30,055	Cisco Systems, Inc.	945,230

	Telecommunications — 2.5%
47,980	AT&T, Inc.	1,871,220

	Telephone Systems — 1.1%
16,685	Verizon Communications, Inc.	807,554

See Notes to Schedules of Portfolio Investments

17

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Transportation — 1.7%
10,845	Royal Caribbean Cruises, Ltd.	$1,226,244

	TOTAL COMMON STOCKS (Cost $63,177,880)	73,444,415

Face Amount

REPURCHASE AGREEMENT* — 0.3%
$213,317	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $213,317, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $220,000, coupon rate of 2.000%, due 2/15/25, market value of $219,635)	213,317

	TOTAL REPURCHASE AGREEMENT (Cost $213,317)	213,317

TOTAL INVESTMENTS (Cost $63,391,197)[2]	100.1%	$73,657,732

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(67,113)

NET ASSETS	100.0%	$73,590,619

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purpose was $63,436,361.

See Notes to Schedules of Portfolio Investments

18

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.0%
	Aerospace & Defense — 2.4%
875	Lockheed Martin Corp.	$255,614

	Air Freight & Logistics — 1.2%
1,165	United Parcel Service, Inc. — Class B	128,488

	Banks — 6.6%
3,775	BB&T Corp.	178,633
2,950	JPMorgan Chase & Co.	270,810
5,025	Wells Fargo & Co.	271,048

		720,491

	Beverages — 1.5%
1,830	Dr Pepper Snapple Group, Inc.	166,823

	Biotechnology — 2.3%
1,455	Amgen, Inc.	253,912

	Capital Markets — 4.3%
875	Ameriprise Financial, Inc.	126,770
415	BlackRock, Inc.	177,010
1,945	T Rowe Price Group, Inc.	160,890

		464,670

	Chemicals — 2.6%
1,165	Air Products & Chemicals, Inc.	165,605
1,870	Dow Chemical Co. (The)	120,129

		285,734

	Commercial Services & Supplies — 1.3%
2,155	Republic Services, Inc.	138,394

	Communications Equipment — 3.8%
8,440	Cisco Systems, Inc.	265,438
5,110	Corning, Inc.	148,905

		414,343

	Distributors — 1.6%
2,075	Genuine Parts Co.	176,230

	Diversified Telecommunication Services — 2.4%
2,365	AT&T, Inc.	92,235
3,535	Verizon Communications, Inc.	171,094

		263,329

	Electric Utilities — 1.3%
1,945	American Electric Power Co., Inc.	137,200

	Electrical Equipment — 1.5%
2,075	Eaton Corp. PLC	162,369

	Electronic Equipment, Instruments & Components — 2.1%
2,830	TE Connectivity, Ltd.	227,504

	Energy Equipment & Services — 1.6%
2,450	Schlumberger, Ltd.	168,070

	Equity Real Estate Investment Trusts — 2.9%
2,700	Lamar Advertising Co. REIT	190,539
580	Public Storage REIT	119,231

		309,770

See Notes to Schedules of Portfolio Investments

19

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Food & Staples Retailing — 1.9%
2,620	CVS Health Corp.	$209,417

	Food Products — 1.5%
1,580	Hershey Co. (The)	166,390

	Health Care Providers & Services — 3.7%
1,830	Cardinal Health, Inc.	141,386
2,365	Quest Diagnostics, Inc.	256,153

		397,539

	Hotels, Restaurants & Leisure — 3.4%
2,365	McDonald’s Corp.	366,906

	Household Products — 1.5%
1,325	Kimberly-Clark Corp.	163,187

	Industrial Conglomerates — 3.8%
1,530	3M Co.	307,790
790	Honeywell International, Inc.	107,535

		415,325

	Insurance — 4.2%
1,530	Chubb, Ltd.	224,084
3,495	Principal Financial Group, Inc.	233,291

		457,375

	IT Services — 5.2%
1,905	Accenture PLC — Class A	245,402
580	International Business Machines Corp.	83,908
4,115	Paychex, Inc.	238,053

		567,363

	Leisure Equipment & Products — 1.5%
1,530	Hasbro, Inc.	161,996

	Media — 3.0%
2,535	Omnicom Group, Inc.	199,606
1,205	Time Warner, Inc.	123,416

		323,022

	Multi-Utilities — 2.3%
1,325	DTE Energy Co.	141,855
1,790	WEC Energy Group, Inc.	112,716

		254,571

	Oil, Gas & Consumable Fuels — 4.6%
1,325	Chevron Corp.	144,677
2,410	Exxon Mobil Corp.	192,896
2,410	Valero Energy Corp.	166,218

		503,791

	Pharmaceuticals — 9.2%
3,235	AbbVie, Inc.	226,159
2,870	Johnson & Johnson	380,907
2,830	Merck & Co., Inc.	180,780
6,515	Pfizer, Inc.	216,037

		1,003,883

See Notes to Schedules of Portfolio Investments

20

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Road & Rail — 0.8%
835	Union Pacific Corp.	$85,972

	Semiconductors & Semiconductor Equipment — 6.2%
3,761	Analog Devices, Inc.	297,156
4,410	Intel Corp.	156,423
	Semiconductors & Semiconductor Equipment — (Continued)
2,745	Texas Instruments, Inc.	223,388

		676,967

	Software — 2.9%
4,280	Microsoft Corp.	311,156

	Specialty Retail — 0.9%
660	Home Depot, Inc.	98,736

	Textiles, Apparel & Luxury Goods — 1.5%
7,185	Hanesbrands, Inc.[1]	164,680

	Tobacco — 1.5%
2,495	Altria Group, Inc.	162,100

	TOTAL COMMON STOCKS (Cost $10,466,804)	10,763,317

Face Amount

REPURCHASE AGREEMENT* — 0.3%
$28,376	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $28,376, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $30,000, coupon rate of 2.125%, due 2/29/24, market value of $30,385)	28,376

	TOTAL REPURCHASE AGREEMENT (Cost $28,376)	28,376

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.5%
167,438	State Street Navigator Securities Lending Government Money Market Portfolio	167,438

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $167,438)	167,438

TOTAL INVESTMENTS (Cost $10,662,618)[2]	100.8%	$10,959,131

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(91,308)

NET ASSETS	100.0%	$10,867,823

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Aggregate cost for federal tax purpose was $10,664,080.

See Notes to Schedules of Portfolio Investments

21

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.8%
	Aerospace & Defense — 1.0%
10,799	Mercury Systems, Inc.[1]	$474,184

	Airlines — 1.1%
12,558	Hawaiian Holdings, Inc.[1]	519,901

	Auto Components — 0.9%
5,176	Dorman Products, Inc.[1]	404,142

	Banks — 11.5%
29,904	Brookline Bancorp, Inc.	444,074
16,451	Central Pacific Financial Corp.	508,829
12,639	Columbia Banking System, Inc.	503,538
8,230	Eagle Bancorp, Inc.[1]	513,964
111,247	First BanCorp[1]	651,907
18,701	First Financial Bancorp.	478,746
20,098	First Midwest Bancorp, Inc.	446,377
11,395	Glacier Bancorp, Inc.	397,913
12,028	Great Western Bancorp, Inc.	469,212
15,992	Hanmi Financial Corp.	458,171
20,459	United Community Banks, Inc.	567,942

		5,440,673

	Biotechnology — 2.0%
15,931	Emergent BioSolutions, Inc.[1]	579,410
22,745	Momenta Pharmaceuticals, Inc.[1]	376,430

		955,840

	Building Products — 0.9%
13,907	Gibraltar Industries, Inc.[1]	415,124

	Capital Markets — 2.6%
8,667	Evercore Partners, Inc. — Class A	681,659
13,121	Moelis & Co. — Class A	536,649

		1,218,308

	Chemicals — 2.7%
12,467	PolyOne Corp.	456,043
11,432	Trinseo SA	803,669

		1,259,712

	Commercial Services & Supplies — 1.5%
5,015	Deluxe Corp.	362,083
18,840	Interface, Inc.	357,018

		719,101

	Communications Equipment — 2.7%
5,662	Dycom Industries, Inc.[1,2]	512,977
18,572	Finisar Corp.[1]	505,530
6,245	Plantronics, Inc.	282,149

		1,300,656

	Construction & Engineering — 1.0%
7,145	Argan, Inc.	460,495

	Diversified Consumer Services — 0.8%
6,271	Sotheby’s1	354,876

See Notes to Schedules of Portfolio Investments

22

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Electrical Equipment — 3.0%
8,045	Belden, Inc.	$578,757
10,264	Brady Corp. — Class A	340,765
6,623	EnerSys	478,644

		1,398,166

	Electronic Equipment, Instruments & Components — 3.4%
6,573	ePlus, Inc.[1]	531,756
3,433	Littelfuse, Inc.	618,558
11,603	Methode Electronics, Inc.	461,219

		1,611,533

	Energy Equipment & Services — 1.2%
17,241	Archrock, Inc.	188,789
13,751	US Silica Holdings, Inc.	400,567

		589,356

	Equity Real Estate Investment Trusts — 8.2%
6,950	Coresite Realty Corp.	754,631
25,303	DiamondRock Hospitality Co.	295,539
17,387	First Industrial Realty Trust, Inc.	530,651
37,723	Ramco-Gershenson Properties Trust	531,517
4,400	Ryman Hospitality Properties, Inc.	275,396
19,631	Sabra Health Care, Inc.	455,439
18,610	STAG Industrial, Inc.	507,867
30,175	Summit Hotel Properties, Inc.	541,038

		3,892,078

	Food & Staples Retailing — 0.6%
9,146	Performance Food Group Co.[1]	263,405

	Food Products — 1.1%
33,106	Darling Ingredients, Inc.[1]	538,635

	Health Care Equipment & Supplies — 7.7%
17,018	Cardiovascular Systems, Inc.[1]	536,918
11,280	Glaukos Corp.[1,2]	453,230
3,730	ICU Medical, Inc.[1]	641,187
10,611	LeMaitre Vascular, Inc.	382,739
12,583	Natus Medical, Inc.[1]	442,922
8,345	NuVasive, Inc.[1]	549,018
37,071	OraSure Technologies, Inc.[1]	650,225

		3,656,239

	Health Care Providers & Services — 0.9%
11,661	AMN Healthcare Services, Inc.[1]	430,291

	Health Care Technology — 1.5%
25,737	Vocera Communications, Inc.[1]	701,848

	Hotels, Restaurants & Leisure — 2.7%
4,874	Cheesecake Factory, Inc. (The)	231,905
28,370	ILG, Inc.	752,089
2,307	Marriott Vacations Worldwide Corp.	269,573

		1,253,567

See Notes to Schedules of Portfolio Investments

23

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Durables — 2.5%
7,148	La-Z-Boy, Inc.	$241,603
7,858	MDC Holdings, Inc.	269,451
13,135	TopBuild Corp.[1]	693,265

		1,204,319

	Insurance — 1.7%
4,467	AMERISAFE, Inc.	257,969
6,666	Primerica, Inc.	540,280

		798,249

	Internet & Catalog Retail — 1.1%
9,112	Nutrisystem, Inc.	507,994

	Internet Software & Services — 0.8%
4,414	j2 Global, Inc.	373,557

	IT Services — 5.4%
11,714	CSG Systems International, Inc.	484,374
28,019	EVERTEC, Inc.	500,139
10,142	ExlService Holdings, Inc.[1]	583,672
11,942	Forrester Research, Inc.	487,234
7,042	Science Applications International Corp.	495,827

		2,551,246

	Life Sciences Tools & Services — 3.1%
8,693	Cambrex Corp.[1]	530,273
10,021	INC Research Holdings, Inc. — Class A1	551,155
19,301	Luminex Corp.	394,319

		1,475,747

	Machinery — 4.5%
6,204	Alamo Group, Inc.	577,034
10,566	Barnes Group, Inc.	635,862
13,118	Chart Industries, Inc.[1]	446,012
7,556	Watts Water Technologies, Inc. — Class A	486,606

		2,145,514

	Metals & Mining — 0.8%
7,541	Worthington Industries, Inc.	382,103

	Multi-line Retail — 0.8%
8,066	Big Lots, Inc.	400,638

	Paper & Forest Products — 1.2%
23,311	Louisiana-Pacific Corp.[1]	585,339

	Personal Products — 0.5%
6,631	Inter Parfums, Inc.	257,283

	Pharmaceuticals — 1.6%
44,513	Corcept Therapeutics, Inc.[1]	555,077
7,979	Dermira, Inc.[1]	219,662

		774,739

See Notes to Schedules of Portfolio Investments

24

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Professional Services — 3.4%
3,738	Insperity, Inc.	$282,219
21,704	Navigant Consulting, Inc.[1]	367,449
9,936	On Assignment, Inc.[1]	489,348
19,055	TrueBlue, Inc.[1]	486,855

		1,625,871

	Semiconductors & Semiconductor Equipment — 5.9%
4,534	Advanced Energy Industries, Inc.[1]	328,942
7,337	Cabot Microelectronics Corp.	544,039
21,884	Entegris, Inc.[1]	571,172
31,052	FormFactor, Inc.[1]	406,781
26,342	Rudolph Technologies, Inc.[1]	651,964
3,586	Silicon Laboratories, Inc.[1]	269,309

		2,772,207

	Software — 1.2%
9,524	CommVault Systems, Inc.[1]	567,154

	Specialty Retail — 2.7%
4,484	Childrens Place	473,735
15,541	Select Comfort Corp.[1]	525,441
20,930	Tailored Brands, Inc.	262,462

		1,261,638

	Thrifts & Mortgage Finance — 1.4%
17,613	Essent Group, Ltd.[1]	676,691

	Trading Companies & Distributors — 1.2%
12,773	Rush Enterprises, Inc. — Class A1	550,900

	TOTAL COMMON STOCKS (Cost $35,990,789)	46,769,319

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.1%
996,080	State Street Navigator Securities Lending Government Money Market Portfolio	996,080

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $996,080)	996,080

TOTAL INVESTMENTS (Cost $36,986,869)[3]	100.9%	$47,765,399

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)	(441,317)

NET ASSETS	100.0%	$47,324,082

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $37,013,997.

See Notes to Schedules of Portfolio Investments

25

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%
	Aerospace & Defense — 1.3%
138,655	Boeing Co. (The)	$33,618,291

	Airlines — 1.3%
247,393	Alaska Air Group, Inc.	21,085,305
192,493	Southwest Airlines Co.	10,685,287

		31,770,592

	Auto Components — 0.9%
160,337	Lear Corp.	23,760,340

	Banks — 7.2%
550,121	BB&T Corp.	26,031,726
811,475	Citizens Financial Group, Inc.	28,466,543
331,211	Comerica, Inc.	23,949,868
1,070,661	Fifth Third Bancorp.	28,586,649
296,808	JPMorgan Chase & Co.	27,246,974
169,613	PNC Financial Services Group, Inc. (The)	21,846,154
441,150	Wells Fargo & Co.	23,795,631

		179,923,545

	Beverages — 2.8%
131,252	Constellation Brands, Inc. — Class A	25,377,574
241,409	Dr Pepper Snapple Group, Inc.	22,006,844
204,267	PepsiCo, Inc.	23,819,575

		71,203,993

	Biotechnology — 3.1%
142,320	Amgen, Inc.	24,836,263
92,666	Biogen, Inc.[1]	26,835,147
194,845	Celgene Corp.[1]	26,383,962

		78,055,372

	Capital Markets — 3.4%
149,454	Ameriprise Financial, Inc.	21,652,896
201,111	Bank of New York Mellon Corp. (The)	10,664,916
567,975	Franklin Resources, Inc.	25,433,920
265,008	MSCI, Inc.	28,872,622

		86,624,354

	Chemicals — 1.2%
189,619	Celanese Corp. — Class A	18,235,659
123,730	LyondellBasell Industries N.V. — Class A	11,146,836

		29,382,495

	Commercial Services & Supplies — 1.1%
305,256	Avery Dennison Corp.	28,367,440

	Communications Equipment — 1.9%
800,373	Cisco Systems, Inc.	25,171,731
181,807	F5 Networks, Inc.[1]	21,953,195

		47,124,926

	Consumer Finance — 1.3%
342,977	Discover Financial Services	20,901,018
424,542	Synchrony Financial	12,872,114

		33,773,132

	Containers & Packaging — 0.6%
131,524	Packaging Corp. of America	14,399,247

See Notes to Schedules of Portfolio Investments

26

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Electric Utilities — 1.0%
306,531	Edison International	$24,117,859

	Electrical Equipment — 0.6%
297,524	AO Smith Corp.	15,932,410

	Energy Equipment & Services — 1.8%
598,005	National Oilwell Varco, Inc.	19,560,744
380,017	Schlumberger, Ltd.	26,069,166

		45,629,910

	Equity Real Estate Investment Trusts — 2.2%
208,751	American Tower Corp.	28,459,024
691,211	Brixmor Property Group, Inc.	13,540,823
161,582	Extra Space Storage, Inc.	12,845,769

		54,845,616

	Food & Staples Retailing — 1.8%
223,468	Walgreens Boots Alliance, Inc.	18,027,163
328,309	Wal-Mart Stores, Inc.	26,261,437

		44,288,600

	Food Products — 2.4%
416,303	Campbell Soup Co.	21,993,287
93,602	JM Smucker Co. (The)	11,410,084
410,686	Tyson Foods, Inc. — Class A	26,021,065

		59,424,436

	Gas Utilities — 0.4%
213,799	UGI Corp.	10,790,436

	Health Care Providers & Services — 6.6%
187,501	Aetna, Inc.	28,933,279
161,198	Anthem, Inc.	30,016,679
223,888	Centene Corp.[1]	17,781,185
246,429	DaVita, Inc.[1]	15,963,671
202,770	Express Scripts Holding Co.[1]	12,701,513
273,953	HCA Healthcare, Inc.[1]	22,009,384
52,864	Humana, Inc.	12,222,157
134,441	UnitedHealth Group, Inc.	25,787,128

		165,414,996

	Hotels, Restaurants & Leisure — 2.0%
349,870	Starbucks Corp.	18,885,983
299,142	Wyndham Worldwide Corp.	31,221,450

		50,107,433

	Household Durables — 0.5%
79,273	Snap-on, Inc.	12,223,897

	Household Products — 1.5%
472,056	Church & Dwight Co., Inc.	25,184,188
97,522	Kimberly-Clark Corp.	12,010,809

		37,194,997

	Industrial Conglomerates — 1.0%
187,005	Honeywell International, Inc.	25,455,121

	Insurance — 5.0%
359,460	Lincoln National Corp.	26,262,148
293,224	Marsh & McLennan Cos., Inc.	22,862,675
361,956	Principal Financial Group, Inc.	24,160,563

See Notes to Schedules of Portfolio Investments

27

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)
196,358	Travelers Cos., Inc. (The)	$25,151,496
537,321	Unum Group	26,935,902

		125,372,784

	Internet & Catalog Retail — 1.1%
13,502	Priceline Group, Inc. (The)[1]	27,388,807

	Internet Software & Services — 3.3%
26,630	Alphabet, Inc. — Class A1	25,178,665
782,519	eBay, Inc.[1]	27,959,404
171,616	Facebook, Inc. — Class A1	29,046,008

		82,184,077

	IT Services — 5.3%
177,838	Accenture PLC — Class A	22,909,091
223,494	Amdocs, Ltd.	15,012,092
405,042	Cognizant Technology Solutions Corp. — Class A	28,077,511
108,119	DXC Technology Co.	8,474,367
549,874	PayPal Holdings, Inc.[1]	32,195,123
266,696	Visa, Inc. — Class A	26,552,254

		133,220,438

	Life Sciences Tools & Services — 3.0%
38,945	Mettler-Toledo International, Inc.[1]	22,318,601
150,332	Thermo Fisher Scientific, Inc.	26,387,776
150,483	Waters Corp.[1]	26,099,771

		74,806,148

	Machinery — 3.0%
179,416	Illinois Tool Works, Inc.	25,245,625
292,769	Ingersoll-Rand PLC	25,728,540
175,096	Stanley Black & Decker, Inc.	24,634,256

		75,608,421

	Media — 2.0%
641,212	Comcast Corp. — Class A	25,937,025
303,454	Omnicom Group, Inc.	23,893,968

		49,830,993

	Multi-line Retail — 1.0%
447,668	Target Corp.	25,369,346

	Multi-Utilities — 1.9%
429,839	Ameren Corp.	24,113,968
497,907	CMS Energy Corp.	23,023,220

		47,137,188

	Oil, Gas & Consumable Fuels — 3.6%
281,361	Andeavor	28,003,861
457,398	Marathon Petroleum Corp.	25,609,714
148,655	Phillips 66	12,449,856
356,799	Valero Energy Corp.	24,608,427

		90,671,858

	Paper & Forest Products — 0.8%
346,364	International Paper Co.	19,043,093

	Pharmaceuticals — 2.9%
319,492	AbbVie, Inc.	22,335,685
196,683	Johnson & Johnson	26,103,768

See Notes to Schedules of Portfolio Investments

28

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Pharmaceuticals — (Continued)
365,560	Merck & Co., Inc.	$23,351,973

		71,791,426

	Professional Services — 1.0%
239,612	Manpowergroup, Inc.	25,674,426

	Real Estate Management & Development — 1.1%
646,889	CBRE Group, Inc. — Class A1	24,575,313
69,386	Realogy Holdings Corp.	2,303,615

		26,878,928

	Semiconductors & Semiconductor Equipment — 3.4%
222,289	Applied Materials, Inc.	9,849,626
318,986	NVIDIA Corp.	51,838,415
298,733	Texas Instruments, Inc.	24,310,891

		85,998,932

	Software — 5.9%
284,625	Citrix Systems, Inc.[1]	22,479,683
137,610	Electronic Arts, Inc.[1]	16,064,591
331,137	Microsoft Corp.	24,073,660
534,355	Oracle Corp.	26,680,345
338,093	Synopsys, Inc.[1]	25,887,781
360,101	VMware, Inc. — Class A1,2	33,384,964

		148,571,024

	Specialty Retail — 3.3%
427,364	Best Buy Co., Inc.	24,932,416
156,093	Home Depot, Inc.	23,351,513
313,203	Lowe’s Cos., Inc.	24,241,912
41,515	Ulta Salon Cosmetics & Fragrance, Inc.[1]	10,428,983

		82,954,824

	Technology Hardware, Storage & Peripherals — 4.0%
176,688	Apple, Inc.	26,278,806
732,139	HP, Inc.	13,983,855
640,050	NetApp, Inc.	27,790,971
373,993	Western Digital Corp.	31,834,284

		99,887,916

	TOTAL COMMON STOCKS (Cost $1,967,574,204)	2,495,820,067

Face Amount

REPURCHASE AGREEMENT* — 0.5%
$11,946,965	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $11,947,005, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $12,210,000, coupon rate of 2.000%, due 2/15/25, market value of $12,189,744)	11,946,965

	TOTAL REPURCHASE AGREEMENT (Cost $11,946,965)	11,946,965

See Notes to Schedules of Portfolio Investments

29

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.2%
4,448,600	State Street Navigator Securities Lending Government Money Market Portfolio	$4,448,600

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,448,600)	4,448,600

TOTAL INVESTMENTS (Cost $1,983,969,769)[3]	100.2%	$2,512,215,632

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(5,068,957)

NET ASSETS	100.0%	$2,507,146,675

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $1,984,111,654.

See Notes to Schedules of Portfolio Investments

30

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%
	Aerospace & Defense — 2.2%
348,901	Boeing Co. (The)	$84,594,536

	Airlines — 2.3%
437,834	Alaska Air Group, Inc.	37,316,592
881,375	Southwest Airlines Co.	48,925,126

		86,241,718

	Banks — 0.8%
814,176	Citizens Financial Group, Inc.	28,561,294

	Beverages — 4.7%
408,301	Constellation Brands, Inc. — Class A	78,944,998
848,975	Dr Pepper Snapple Group, Inc.	77,392,561
205,817	PepsiCo, Inc.	24,000,321

		180,337,880

	Biotechnology — 3.6%
454,724	Amgen, Inc.	79,353,885
71,980	Biogen, Inc.[1]	20,844,688
279,606	Celgene Corp.[1]	37,861,449

		138,060,022

	Building Products — 1.0%
965,961	Masco Corp.	36,832,093

	Capital Markets — 1.5%
227,429	Ameriprise Financial, Inc.	32,949,914
548,148	TD Ameritrade Holding Corp.	25,066,808

		58,016,722

	Chemicals — 1.0%
224,754	LyondellBasell Industries N.V. — Class A	20,248,088
55,934	Sherwin-Williams Co. (The)	18,864,860

		39,112,948

	Commercial Services & Supplies — 1.2%
498,355	Avery Dennison Corp.	46,312,130

	Communications Equipment — 0.9%
287,640	F5 Networks, Inc.[1]	34,732,530

	Containers & Packaging — 1.0%
338,772	Packaging Corp. of America	37,088,759

	Electronic Equipment, Instruments & Components — 3.2%
1,026,323	Amphenol Corp. — Class A	78,636,868
694,689	CDW Corp.	44,064,124

		122,700,992

	Equity Real Estate Investment Trusts — 1.1%
317,527	American Tower Corp.	43,288,456

	Food & Staples Retailing — 2.1%
1,509,890	SYSCO Corp.	79,450,412

	Health Care Equipment & Supplies — 1.0%
866,917	Hologic, Inc.[1]	38,326,401

	Health Care Providers & Services — 5.2%
497,435	Aetna, Inc.	76,759,195
79,212	Humana, Inc.	18,313,814
127,646	McKesson Corp.	20,662,058

See Notes to Schedules of Portfolio Investments

31

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
425,033	UnitedHealth Group, Inc.	$81,525,580

		197,260,647

	Hotels, Restaurants & Leisure — 3.1%
667,688	Marriott International, Inc. — Class A	69,566,413
453,604	Wyndham Worldwide Corp.	47,342,649

		116,909,062

	Household Durables — 1.5%
558,220	DR Horton, Inc.	19,922,872
238,553	Snap-on, Inc.	36,784,872

		56,707,744

	Household Products — 1.1%
750,301	Church & Dwight Co., Inc.	40,028,558

	Industrial Conglomerates — 0.5%
140,019	Honeywell International, Inc.	19,059,386

	Insurance — 3.0%
281,436	Aon PLC	38,886,012
967,454	Marsh & McLennan Cos., Inc.	75,432,388

		114,318,400

	Internet & Catalog Retail — 1.0%
1,634,954	Liberty Interactive Corp. QVC Group — Class A1	39,140,799

	Internet Software & Services — 5.8%
59,450	Alphabet, Inc. — Class C1	55,318,225
2,144,167	eBay, Inc.[1]	76,611,087
518,459	Facebook, Inc. — Class A1	87,749,186

		219,678,498

	IT Services — 12.0%
583,649	Accenture PLC — Class A	75,185,664
374,890	Automatic Data Processing, Inc.	44,578,170
1,208,781	Cognizant Technology Solutions Corp. — Class A	83,792,699
615,340	Mastercard, Inc. — Class A	78,640,452
1,659,229	PayPal Holdings, Inc.[1]	97,147,858
782,977	Visa, Inc. — Class A	77,953,190

		457,298,033

	Life Sciences Tools & Services — 4.1%
661,064	Agilent Technologies, Inc.	39,525,017
292,489	Thermo Fisher Scientific, Inc.	51,340,594
372,953	Waters Corp.[1]	64,684,968

		155,550,579

	Machinery — 3.7%
201,986	Cummins, Inc.	33,913,450
242,489	Illinois Tool Works, Inc.	34,120,627
829,706	Ingersoll-Rand PLC	72,914,563

		140,948,640

	Media — 3.0%
897,774	CBS Corp. — Class B	59,100,463
934,511	Comcast Corp. — Class A	37,800,970
230,122	Omnicom Group, Inc.	18,119,806

		115,021,239

See Notes to Schedules of Portfolio Investments

32

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Multi-line Retail — 1.1%
543,977	Dollar General Corp.	$40,885,311

	Oil, Gas & Consumable Fuels — 0.6%
374,768	ONEOK, Inc.	21,200,626

	Paper & Forest Products — 0.6%
413,557	International Paper Co.	22,737,364

	Pharmaceuticals — 1.2%
723,216	Merck & Co., Inc.	46,199,038

	Professional Services — 0.5%
401,646	Robert Half International, Inc.	18,174,481

	Real Estate Management & Development — 0.9%
850,856	CBRE Group, Inc. — Class A1	32,324,019

	Semiconductors & Semiconductor Equipment — 5.5%
1,731,626	Applied Materials, Inc.	76,728,348
363,920	Lam Research Corp.	58,030,683
929,354	Texas Instruments, Inc.	75,630,829

		210,389,860

	Software — 6.9%
307,293	ANSYS, Inc.[1]	39,809,808
500,952	Citrix Systems, Inc.[1]	39,565,189
467,940	Microsoft Corp.	34,019,238
1,394,362	Oracle Corp.	69,620,495
864,671	VMware, Inc.—Class A1,2	80,163,648

		263,178,378

	Specialty Retail — 6.8%
392,809	Foot Locker, Inc.	18,536,657
490,490	Home Depot, Inc.	73,377,304
914,859	Lowe’s Cos., Inc.	70,810,086
350,067	Ross Stores, Inc.	19,365,706
1,080,567	TJX Cos., Inc. (The)	75,974,666

		258,064,419

	Technology Hardware, Storage & Peripherals — 3.4%
588,677	Apple, Inc.	87,553,930
943,446	NetApp, Inc.	40,964,426

		128,518,356

	Textiles, Apparel & Luxury Goods — 0.4%
741,427	Hanesbrands, Inc.[2]	16,993,507

	TOTAL COMMON STOCKS (Cost $3,067,524,095)	3,784,243,837

Face Amount

REPURCHASE AGREEMENT* — 0.6%
$22,403,520	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $22,403,595, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $22,890,000, coupon rate of 2.000%, due 2/15/25, market value of $22,852,025)	22,403,520

	TOTAL REPURCHASE AGREEMENT (Cost $22,403,520)	22,403,520

See Notes to Schedules of Portfolio Investments

33

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.2%
46,028,942	State Street Navigator Securities Lending Government Money Market Portfolio	$46,028,942

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $46,028,942)	46,028,942

TOTAL INVESTMENTS (Cost $3,135,956,557)[3]	101.3%	$3,852,676,299

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(49,580,668)

NET ASSETS	100.0%	$3,803,095,631

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $3,137,224,158.

See Notes to Schedules of Portfolio Investments

34

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.4%
	Aerospace & Defense — 0.5%
24,780	Spirit AeroSystems Holdings, Inc. — Class A	$1,497,455

	Air Freight & Logistics — 1.8%
33,780	CH Robinson Worldwide, Inc.[1]	2,215,968
47,980	Expeditors International of Washington, Inc.	2,825,062

		5,041,030

	Airlines — 0.4%
22,200	Southwest Airlines Co.	1,232,322

	Banks — 4.8%
75,280	Citizens Financial Group, Inc.	2,640,823
46,900	East West Bancorp, Inc.	2,672,362
71,620	Huntington Bancshares, Inc.	948,965
155,000	KeyCorp	2,796,200
13,960	PNC Financial Services Group, Inc. (The)	1,798,048
48,380	SunTrust Banks, Inc.	2,771,690

		13,628,088

	Beverages — 1.7%
22,720	Dr Pepper Snapple Group, Inc.	2,071,155
22,700	PepsiCo, Inc.	2,647,047

		4,718,202

	Biotechnology — 2.1%
142,120	Acorda Therapeutics, Inc.[2]	3,076,898
82,660	Emergent BioSolutions, Inc.[2]	3,006,344

		6,083,242

	Capital Markets — 2.6%
51,380	Bank of New York Mellon Corp. (The)	2,724,682
26,740	CME Group, Inc.	3,278,859
31,380	Franklin Resources, Inc.	1,405,196

		7,408,737

	Chemicals — 2.8%
48,460	Dow Chemical Co. (The)	3,113,070
35,080	Eastman Chemical Co.	2,917,253
15,940	LyondellBasell Industries N.V. — Class A	1,436,035
7,680	Minerals Technologies, Inc.	543,744

		8,010,102

	Commercial Services & Supplies — 3.0%
123,000	Pitney Bowes, Inc.	1,936,020
39,740	Republic Services, Inc.	2,552,103
79,940	Sykes Enterprises, Inc.[2]	2,717,960
30,860	Tetra Tech, Inc.	1,464,307

		8,670,390

	Communications Equipment — 0.8%
70,460	Cisco Systems, Inc.	2,215,967

	Construction & Engineering — 2.0%
49,460	EMCOR Group, Inc.	3,338,550
158,860	KBR, Inc.	2,370,191

		5,708,741

	Consumer Finance — 0.9%
41,980	Discover Financial Services	2,558,261

See Notes to Schedules of Portfolio Investments

35

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Containers & Packaging — 1.4%
163,120	Graphic Packaging Holding Co.	$2,151,553
17,560	Packaging Corp. of America	1,922,469

		4,074,022

	Diversified Consumer Services — 0.6%
50,300	Service Corp. International	1,746,919

	Diversified Financial Services — 1.4%
165,000	Bank of America Corp.	3,979,800

	Electric Utilities — 2.1%
22,794	American Electric Power Co., Inc.	1,607,889
44,120	Hawaiian Electric Industries, Inc.	1,455,519
62,440	Xcel Energy, Inc.	2,954,036

		6,017,444

	Electrical Equipment — 2.3%
50,320	AO Smith Corp.	2,694,636
35,300	EnerSys	2,551,131
8,800	Rockwell Automation, Inc.	1,452,264

		6,698,031

	Electronic Equipment, Instruments & Components — 3.1%
37,600	Arrow Electronics, Inc.[2]	3,056,504
69,180	Methode Electronics, Inc.	2,749,905
29,200	Tech Data Corp.[2]	2,990,080

		8,796,489

	Energy Equipment & Services — 0.7%
204,480	Noble Corp. PLC[1]	817,920
99,200	Superior Energy Services, Inc.[2]	1,067,392

		1,885,312

	Equity Real Estate Investment Trusts — 4.5%
56,180	Apartment Investment & Management Co. — Class A	2,558,999
95,400	Corporate Office Properties Trust	3,175,866
15,100	Equity Lifestyle Properties, Inc.	1,318,230
150,740	Host Hotels & Resorts, Inc.	2,812,808
74,000	Liberty Property Trust	3,109,480

		12,975,383

	Food & Staples Retailing — 1.2%
37,960	SYSCO Corp.	1,997,455
17,620	Wal-Mart Stores, Inc.	1,409,424

		3,406,879

	Food Products — 2.2%
58,400	Archer-Daniels-Midland Co.	2,463,312
14,340	Ingredion, Inc.	1,768,409
32,320	Tyson Foods, Inc. — Class A	2,047,795

		6,279,516

	Health Care Equipment & Supplies — 2.6%
31,200	Align Technology, Inc.[2]	5,217,576
30,880	Hill-Rom Holdings, Inc.	2,301,178

		7,518,754

	Health Care Providers & Services — 4.9%
30,060	AmerisourceBergen Corp.	2,820,229
68,220	AMN Healthcare Services, Inc.[2]	2,517,318

See Notes to Schedules of Portfolio Investments

36

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
38,300	Centene Corp.[2]	$3,041,786
30,960	Express Scripts Holding Co.[2]	1,939,334
21,120	WellCare Health Plans, Inc.[2]	3,738,029

		14,056,696

	Hotels, Restaurants & Leisure — 1.2%
33,900	Wyndham Worldwide Corp.	3,538,143

	Household Durables — 0.6%
37,620	Leggett & Platt, Inc.	1,812,532

	Household Products — 0.5%
25,320	Church & Dwight Co., Inc.	1,350,822

	Industrial Conglomerates — 1.0%
21,140	Honeywell International, Inc.	2,877,577

	Insurance — 7.9%
63,700	CNA Financial Corp.	3,309,215
29,700	Lincoln National Corp.	2,169,882
33,480	Marsh & McLennan Cos., Inc.	2,610,435
142,040	Old Republic International Corp.	2,786,825
51,500	Principal Financial Group, Inc.	3,437,625
24,900	Prudential Financial, Inc.	2,819,427
18,420	Travelers Cos., Inc. (The)	2,359,418
61,160	Unum Group	3,065,951

		22,558,778

	IT Services — 3.5%
33,500	Amdocs, Ltd.	2,250,195
44,976	Conduent, Inc.[2]	742,554
100,240	Convergys Corp.	2,402,753
19,460	FleetCor Technologies, Inc.[2]	2,959,087
61,260	Genpact, Ltd.	1,776,540

		10,131,129

	Leisure Equipment & Products — 1.1%
52,180	American Outdoor Brands Corp.[2]	1,078,561
18,380	Hasbro, Inc.	1,946,074

		3,024,635

	Life Sciences Tools & Services — 2.3%
26,140	Agilent Technologies, Inc.	1,562,911
20,020	Charles River Laboratories International, Inc.[2]	1,965,964
17,780	Thermo Fisher Scientific, Inc.	3,120,923

		6,649,798

	Machinery — 4.2%
47,480	AGCO Corp.	3,425,207
24,020	Barnes Group, Inc.	1,445,524
39,420	Crane Co.	2,976,210
9,500	Illinois Tool Works, Inc.	1,336,745
16,540	Ingersoll-Rand PLC	1,453,535
50,620	Trinity Industries, Inc.	1,387,494

		12,024,715

	Media — 2.2%
76,280	Comcast Corp. — Class A	3,085,526
68,900	Interpublic Group of Cos., Inc. (The)	1,488,929

See Notes to Schedules of Portfolio Investments

37

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Media — (Continued)
21,900	Omnicom Group, Inc.	$1,724,406

		6,298,861

	Metals & Mining — 2.1%
80,720	Commercial Metals Co.	1,501,392
80,460	Newmont Mining Corp.	2,990,698
41,100	Steel Dynamics, Inc.	1,455,351

		5,947,441

	Multi-Utilities — 2.4%
49,640	Ameren Corp.	2,784,804
45,000	Public Service Enterprise Group, Inc.	2,023,650
33,000	SCANA Corp.	2,124,210

		6,932,664

	Oil, Gas & Consumable Fuels — 2.7%
24,220	Andeavor	2,410,617
26,660	PBF Energy, Inc. — Class A1	607,048
42,160	Valero Energy Corp.	2,907,775
56,640	World Fuel Services Corp.	1,831,738

		7,757,178

	Paper & Forest Products — 0.7%
53,620	Schweitzer-Mauduit International, Inc.	2,060,080

	Pharmaceuticals — 1.9%
21,400	Johnson & Johnson	2,840,208
65,940	Supernus Pharmaceuticals, Inc.[2]	2,667,273

		5,507,481

	Professional Services — 2.3%
41,180	Korn/Ferry International	1,377,471
28,720	Manpowergroup, Inc.	3,077,348
121,100	Navigant Consulting, Inc.[2]	2,050,223

		6,505,042

	Real Estate Investment Trusts — 0.9%
87,080	LaSalle Hotel Properties	2,572,343

	Real Estate Management & Development — 0.7%
31,880	RE/MAX Holdings, Inc. — Class A	1,853,822

	Semiconductors & Semiconductor Equipment — 1.6%
28,580	NVIDIA Corp.	4,644,536

	Software — 2.1%
57,220	Cadence Design Systems, Inc.[2]	2,111,418
50,060	Synopsys, Inc.[2]	3,833,094

		5,944,512

	Specialty Retail — 5.1%
59,980	Best Buy Co., Inc.	3,499,233
30,760	Childrens Place[1]	3,249,794
30,400	Foot Locker, Inc.	1,434,576
28,760	Lowe’s Cos., Inc.	2,226,024
38,960	Ross Stores, Inc.	2,155,267
27,080	TJX Cos., Inc. (The)	1,903,995

		14,468,889

See Notes to Schedules of Portfolio Investments

38

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)

	TOTAL COMMON STOCKS (Cost $224,499,073)	$278,668,760

Face Amount

REPURCHASE AGREEMENT* — 1.0%
$2,996,420	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $2,996,430, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $3,065,000, coupon rate of 2.000%, due 2/15/25, market value of $3,059,915)	2,996,420

	TOTAL REPURCHASE AGREEMENT (Cost $2,996,420)	2,996,420

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.0%
2,754,330	State Street Navigator Securities Lending Government Money Market Portfolio	2,754,330

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,754,330)	2,754,330

TOTAL LONG INVESTMENTS (Cost $230,249,823)	99.4%	$284,419,510

COMMON STOCKS SOLD SHORT* — (67.4)%
	Aerospace & Defense — (4.1)%
(10,280)	Lockheed Martin Corp.	(3,003,096)
(11,020)	Northrop Grumman Corp.	(2,899,693)
(27,880)	Rockwell Collins, Inc.	(2,970,056)
(10,340)	TransDigm Group, Inc.	(2,917,328)

		(11,790,173)

	Air Freight & Logistics — (1.0)%
(26,160)	United Parcel Service, Inc. — Class B	(2,885,186)

	Banks — (3.5)%
(40,420)	Bank of the Ozarks, Inc.	(1,744,123)
(42,220)	Banner Corp.	(2,439,050)
(30,140)	First Republic Bank	(3,023,946)
(36,160)	Texas Capital Bancshares, Inc.[2]	(2,833,136)

		(10,040,255)

	Beverages — (1.7)%
(61,900)	Coca-Cola Co. (The)	(2,837,496)
(22,880)	Molson Coors Brewing Co. — Class B	(2,035,862)

		(4,873,358)

	Building Products — (0.8)%
(61,260)	Johnson Controls International PLC	(2,386,077)

	Capital Markets — (3.0)%
(15,060)	FactSet Research Systems, Inc.	(2,518,333)
(7,440)	MarketAxess Holdings, Inc.	(1,509,502)
(23,720)	Moody’s Corp.	(3,122,263)
(30,960)	Morgan Stanley	(1,452,024)

		(8,602,122)

	Chemicals — (4.0)%
(31,360)	Balchem Corp.	(2,433,536)
(104,280)	CF Industries Holdings, Inc.	(3,060,618)
(18,440)	FMC Corp.	(1,408,447)

See Notes to Schedules of Portfolio Investments

39

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Chemicals — (Continued)
(88,100)	Mosaic Co. (The)	$(2,126,734)
(36,040)	WR Grace & Co.	(2,485,319)

		(11,514,654)

	Commercial Services & Supplies — (2.6)%
(11,300)	Cintas Corp.	(1,523,805)
(129,400)	Covanta Holding Corp.	(1,953,940)
(27,380)	Stericycle, Inc.[2]	(2,110,450)
(35,200)	US Ecology, Inc.	(1,826,880)

		(7,415,075)

	Communications Equipment — (1.0)%
(24,440)	Harris Corp.	(2,797,647)

	Construction Materials — (1.0)%
(12,920)	Martin Marietta Materials, Inc.	(2,925,476)

	Containers & Packaging — (1.1)%
(73,320)	Ball Corp.	(3,072,108)

	Electrical Equipment — (0.7)%
(10,040)	Acuity Brands, Inc.	(2,034,606)

	Electronic Equipment, Instruments & Components — (1.0)%
(70,880)	National Instruments Corp.	(2,916,003)

	Equity Real Estate Investment Trusts — (6.0)%
(75,260)	Acadia Realty Trust	(2,238,232)
(23,400)	Alexandria Real Estate Equities, Inc.	(2,837,250)
(3,260)	Equinix, Inc.	(1,469,380)
(9,460)	Essex Property Trust, Inc.	(2,475,682)
(50,920)	HCP, Inc.	(1,611,618)
(8,960)	JBG SMITH Properties[2]	(317,901)
(13,300)	Public Storage	(2,734,081)
(20,580)	SL Green Realty Corp.	(2,125,297)
(17,920)	Vornado Realty Trust	(1,421,952)

		(17,231,393)

	Food Products — (1.0)%
(10,620)	J&J Snack Foods Corp.	(1,395,468)
(37,960)	Snyder’s-Lance, Inc.	(1,320,628)

		(2,716,096)

	Gas Utilities — (2.0)%
(39,940)	Spire, Inc.	(2,899,644)
(32,260)	WGL Holdings, Inc.	(2,765,327)

		(5,664,971)

	Health Care Equipment & Supplies — (1.6)%
(32,700)	DexCom, Inc.[2]	(2,178,147)
(26,900)	Medtronic PLC	(2,258,793)

		(4,436,940)

	Health Care Providers & Services — (2.9)%
(148,160)	Capital Senior Living Corp.[2]	(2,044,608)
(40,900)	Envision Healthcare Corp.[2]	(2,307,987)
(33,420)	HCA Healthcare, Inc.[2]	(2,684,963)
(25,740)	MEDNAX, Inc.[2]	(1,209,265)

		(8,246,823)

See Notes to Schedules of Portfolio Investments

40

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (1.5)%
(4,400)	Chipotle Mexican Grill, Inc.[2]	$(1,512,588)
(28,400)	Jack in the Box, Inc.	(2,634,384)

		(4,146,972)

	Household Durables — (0.9)%
(75,000)	CalAtlantic Group, Inc.	(2,632,500)

	Industrial Conglomerates — (1.8)%
(27,300)	Carlisle Cos., Inc.	(2,664,207)
(91,760)	General Electric Co.	(2,349,974)

		(5,014,181)

	Insurance — (4.3)%
(18,780)	Aflac, Inc.	(1,497,705)
(39,160)	American International Group, Inc.	(2,563,022)
(57,840)	Kemper Corp.	(2,270,220)
(1,460)	Markel Corp.[2]	(1,564,405)
(22,820)	Mercury General Corp.	(1,366,690)
(38,220)	RLI Corp.	(2,219,053)
(24,120)	Stewart Information Services Corp.	(947,916)

		(12,429,011)

	IT Services — (0.5)%
(13,240)	WEX, Inc.[2]	(1,438,923)

	Leisure Equipment & Products — (0.5)%
(71,180)	Mattel, Inc.	(1,425,024)

	Life Sciences Tools & Services — (1.5)%
(12,120)	Bio-Techne Corp.	(1,404,829)
(16,180)	Illumina, Inc.[2]	(2,812,893)

		(4,217,722)

	Machinery — (0.7)%
(50,660)	Flowserve Corp.	(2,083,646)

	Media — (1.8)%
(43,160)	Meredith Corp.	(2,565,862)
(32,600)	Sinclair Broadcast Group, Inc. — Class A	(1,175,230)
(13,460)	Walt Disney Co. (The)	(1,479,658)

		(5,220,750)

	Multi-Utilities — (1.5)%
(32,140)	Dominion Resources, Inc.	(2,480,565)
(17,220)	Sempra Energy	(1,946,032)

		(4,426,597)

	Oil, Gas & Consumable Fuels — (2.6)%
(28,360)	Exxon Mobil Corp.	(2,269,934)
(41,300)	Occidental Petroleum Corp.	(2,557,709)
(16,820)	Pioneer Natural Resources Co.	(2,743,342)

		(7,570,985)

	Pharmaceuticals — (1.0)%
(33,380)	Eli Lilly & Co	(2,759,191)

	Professional Services — (0.6)%
(29,660)	Advisory Board Co. (The)[2]	(1,666,892)

See Notes to Schedules of Portfolio Investments

41

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Road & Rail — (2.8)%
(6,640)	AMERCO	$(2,580,038)
(22,780)	JB Hunt Transport Services, Inc.	(2,066,374)
(31,240)	Kansas City Southern	(3,223,656)

		(7,870,068)

	Semiconductors & Semiconductor Equipment — (1.4)%
(43,300)	Qorvo, Inc.[2]	(2,968,648)
(89,660)	Rambus, Inc.[2]	(1,155,717)

		(4,124,365)

	Software — (0.5)%
(24,460)	PTC, Inc.[2]	(1,349,947)

	Specialty Retail — (2.9)%
(14,580)	Advance Auto Parts, Inc.	(1,633,106)
(49,420)	L Brands, Inc.	(2,292,594)
(54,300)	Monro Muffler Brake, Inc.	(2,530,380)
(33,820)	Tractor Supply Co.	(1,897,978)

		(8,354,058)

	Textiles, Apparel & Luxury Goods — (1.6)%
(49,120)	NIKE, Inc. — Class B	(2,900,536)
(25,140)	VF Corp.	(1,563,457)

		(4,463,993)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(197,399,994))	(192,743,788)

TOTAL SHORT INVESTMENTS (Proceeds $(197,399,994))	(67.4)%	$(192,743,788)

TOTAL INVESTMENTS (Cost $32,849,829)[3]	32.0%	$91,675,722

OTHER ASSETS IN EXCESS OF LIABILITIES	68.0	194,535,343

NET ASSETS	100.0%	$286,211,065

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purpose was $34,817,772.

See Notes to Schedules of Portfolio Investments

42

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 129.1%
	Aerospace & Defense — 0.8%
8,740	Spirit AeroSystems Holdings, Inc.—Class A	$528,158

	Air Freight & Logistics — 1.3%
15,340	Expeditors International of Washington, Inc.	903,219

	Airlines — 1.2%
4,800	Alaska Air Group, Inc.	409,104
10,380	SkyWest, Inc.	378,870

		787,974

	Automobiles — 0.9%
6,040	Thor Industries, Inc.	636,314

	Banks — 8.8%
19,600	Citizens Financial Group, Inc.	687,568
5,960	East West Bancorp, Inc.	339,601
48,380	Fifth Third Bancorp[1]	1,291,746
5,940	Great Western Bancorp, Inc.	231,719
10,097	JPMorgan Chase & Co.	926,905
62,060	KeyCorp[1]	1,119,562
24,700	SunTrust Banks, Inc.[1]	1,415,063

		6,012,164

	Beverages — 4.0%
15,160	Dr Pepper Snapple Group, Inc.[1]	1,381,986
6,660	Monster Beverage Corp.[2]	351,315
8,300	PepsiCo, Inc.	967,863

		2,701,164

	Biotechnology — 1.2%
22,700	Emergent BioSolutions, Inc.[2]	825,599

	Capital Markets — 4.2%
7,660	CME Group, Inc.	939,269
8,140	Eaton Vance Corp.	399,593
8,680	Evercore Partners, Inc. — Class A	682,682
18,760	Franklin Resources, Inc.	840,073

		2,861,617

	Chemicals — 1.7%
10,540	Dow Chemical Co. (The)	677,090
7,140	Minerals Technologies, Inc.	505,512

		1,182,602

	Commercial Services & Supplies — 3.8%
18,280	Avery Dennison Corp.[1]	1,698,760
13,200	Republic Services, Inc.	847,704

		2,546,464

	Communications Equipment — 2.2%
48,460	Cisco Systems, Inc.[1]	1,524,067

	Construction & Engineering — 2.0%
20,340	EMCOR Group, Inc.[1]	1,372,950

	Containers & Packaging — 1.8%
5,820	Crown Holdings, Inc.[2]	346,115
7,720	Packaging Corp. of America	845,186

		1,191,301

See Notes to Schedules of Portfolio Investments

43

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Diversified Consumer Services — 1.0%
18,540	Service Corp. International	$643,894

	Diversified Financial Services — 1.0%
28,860	Bank of America Corp.	696,103

	Electric Utilities — 1.4%
6,640	Eversource Energy	403,645
17,420	Hawaiian Electric Industries, Inc.	574,686

		978,331

	Electronic Equipment, Instruments & Components — 2.7%
9,680	Arrow Electronics, Inc.[2]	786,887
10,280	Tech Data Corp.[2]	1,052,672

		1,839,559

	Energy Equipment & Services — 0.4%
5,620	Halliburton Co.	238,513

	Equity Real Estate Investment Trusts — 5.5%
7,980	Brixmor Property Group, Inc.	156,328
40,420	Corporate Office Properties Trust[1]	1,345,582
27,480	Hospitality Properties Trust	798,569
37,020	Host Hotels & Resorts, Inc.	690,793
18,080	Liberty Property Trust	759,722

		3,750,994

	Food & Staples Retailing — 2.3%
15,640	SYSCO Corp.	822,977
9,620	Wal-Mart Stores, Inc.	769,504

		1,592,481

	Food Products — 2.6%
16,320	Archer-Daniels-Midland Co.	688,378
10,900	Bunge, Ltd.	854,451
5,640	Lamb Weston Holdings, Inc.	248,047

		1,790,876

	Health Care Equipment & Supplies — 1.1%
5,386	Hill-Rom Holdings, Inc.	401,365
7,520	Hologic, Inc.[2]	332,459

		733,824

	Health Care Providers & Services — 5.9%
7,806	Aetna, Inc.[1]	1,204,544
5,780	AMN Healthcare Services, Inc.[2]	213,282
3,640	Anthem, Inc.	677,804
9,120	DaVita, Inc.[2]	590,794
7,500	WellCare Health Plans, Inc.[1,2]	1,327,425

		4,013,849

	Hotels, Restaurants & Leisure — 2.4%
15,340	Wyndham Worldwide Corp.[1]	1,601,036

	Household Durables — 0.5%
6,150	Newell Brands, Inc.	324,228

	Industrial Conglomerates — 1.5%
7,360	Honeywell International, Inc.	1,001,843

	Insurance — 6.9%
6,820	Athene Holding, Ltd. — Class A2	344,615

See Notes to Schedules of Portfolio Investments

44

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)
6,040	Lincoln National Corp.	$441,282
44,660	Old Republic International Corp.	876,229
14,520	Principal Financial Group, Inc.	969,210
3,000	Prudential Financial, Inc.	339,690
7,380	Travelers Cos., Inc. (The)	945,304
14,840	Unum Group	743,929

		4,660,259

	IT Services — 8.6%
2,447	Accenture PLC — Class A	315,223
20,120	Amdocs, Ltd.[1]	1,351,460
12,640	Cognizant Technology Solutions Corp. — Class A	876,205
15,348	Conduent, Inc.[2]	253,395
8,160	CoreLogic, Inc.[2]	371,688
4,920	FleetCor Technologies, Inc.[2]	748,135
49,500	Genpact, Ltd.[1]	1,435,500
7,419	Science Applications International Corp.	522,372

		5,873,978

	Life Sciences Tools & Services — 4.5%
12,400	Agilent Technologies, Inc.	741,396
15,620	Charles River Laboratories International, Inc.[1,2]	1,533,884
9,302	PAREXEL International Corp.[2]	814,111

		3,089,391

	Machinery — 5.6%
14,580	AGCO Corp.	1,051,801
9,020	Crane Co.	681,010
9,160	IDEX Corp.	1,067,506
11,660	Ingersoll-Rand PLC	1,024,681

		3,824,998

	Media — 2.5%
20,000	Comcast Corp. — Class A	809,000
3,940	Scripps Networks Interactive, Inc. — Class A	344,396
5,460	Time Warner, Inc.	559,213

		1,712,609

	Multi-line Retail — 0.5%
6,740	Big Lots, Inc.	334,776

	Multi-Utilities — 2.8%
6,500	Ameren Corp.	364,650
24,080	MDU Resources Group, Inc.	634,508
13,920	SCANA Corp.	896,030

		1,895,188

	Oil, Gas & Consumable Fuels — 5.2%
10,420	Andeavor	1,037,102
16,740	Marathon Petroleum Corp.	937,273
10,640	ONEOK, Inc.	601,905
14,300	Valero Energy Corp.	986,271

		3,562,551

	Pharmaceuticals — 6.0%
10,500	Johnson & Johnson[1]	1,393,560
86,200	Sciclone Pharmaceuticals, Inc.[2]	943,890
43,000	Supernus Pharmaceuticals, Inc.[1,2]	1,739,350

		4,076,800

See Notes to Schedules of Portfolio Investments

45

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Professional Services — 2.1%
11,160	Manpowergroup, Inc.[1]	$1,195,794
9,100	TrueBlue, Inc.[2]	232,505

		1,428,299

	Real Estate Management & Development — 1.0%
11,220	RE/MAX Holdings, Inc. — Class A	652,443

	Road & Rail — 1.0%
8,320	Landstar System, Inc.	691,808

	Semiconductors & Semiconductor Equipment — 5.2%
12,200	NVIDIA Corp.[1]	1,982,622
9,980	Texas Instruments, Inc.	812,172
26,400	Xperi Corp.	772,200

		3,566,994

	Software — 5.3%
8,980	Activision Blizzard, Inc.	554,784
33,414	CA, Inc.	1,037,170
11,620	Citrix Systems, Inc.[2]	917,748
9,780	Dell Technologies, Inc. — Class V2	628,561
9,620	Oracle Corp.	480,327

		3,618,590

	Specialty Retail — 5.4%
14,760	Best Buy Co., Inc.	861,098
17,000	Foot Locker, Inc.	802,230
6,300	Home Depot, Inc.	942,480
5,380	Ross Stores, Inc.	297,622
11,240	TJX Cos., Inc. (The)	790,284

		3,693,714

	Technology Hardware, Storage & Peripherals — 1.1%
16,660	NetApp, Inc.	723,377

	Thrifts & Mortgage Finance — 1.3%
26,280	Flagstar Bancorp, Inc.[2]	855,677

	Wireless Telecommunication Services — 1.9%
11,280	T-Mobile US, Inc.[2]	695,525
15,100	United States Cellular Corp.[2]	571,988

		1,267,513

	TOTAL COMMON STOCKS
	(Cost $64,301,243)	87,808,089

Face Amount

REPURCHASE AGREEMENT* — 0.5%
$353,884	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $353,885, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $365,000, coupon rate of 2.000%, due 2/15/25, market value of $364,394)		353,884

	TOTAL REPURCHASE AGREEMENT (Cost $353,884)		353,884

TOTAL LONG INVESTMENTS (Cost $64,655,127)		129.6%	$88,161,973

See Notes to Schedules of Portfolio Investments

46

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (29.5)%
	Aerospace & Defense — (1.7)%
(1,000)	Lockheed Martin Corp.	$(292,130)
(2,940)	Rockwell Collins, Inc.	(313,198)
(5,520)	Textron, Inc.	(271,198)
(2,420)	United Technologies Corp.	(286,939)

		(1,163,465)

	Air Freight & Logistics — (1.1)%
(3,440)	CH Robinson Worldwide, Inc.	(225,664)
(1,320)	FedEx Corp.	(274,599)
(2,520)	United Parcel Service, Inc. — Class B	(277,931)

		(778,194)

	Banks — (2.2)%
(6,600)	Bank of the Ozarks, Inc.	(284,790)
(6,860)	Banner Corp.	(396,302)
(2,820)	First Republic Bank	(282,931)
(3,840)	Pinnacle Financial Partners, Inc.	(245,376)
(3,280)	Texas Capital Bancshares, Inc.[2]	(256,988)

		(1,466,387)

	Beverages — (0.8)%
(5,720)	Brown-Forman Corp. — Class B	(282,568)
(5,900)	Coca-Cola Co. (The)	(270,456)

		(553,024)

	Building Products — (0.4)%
(6,300)	Johnson Controls International PLC	(245,385)

	Capital Markets — (0.8)%
(1,580)	FactSet Research Systems, Inc.	(264,208)
(5,820)	Morgan Stanley	(272,958)

		(537,166)

	Chemicals — (1.9)%
(9,180)	CF Industries Holdings, Inc.	(269,433)
(1,720)	Ecolab, Inc.	(226,472)
(3,420)	FMC Corp.	(261,220)
(11,760)	Mosaic Co. (The)	(283,887)
(3,740)	WR Grace & Co.	(257,910)

		(1,298,922)

	Commercial Services & Supplies — (1.5)%
(2,080)	Cintas Corp.	(280,488)
(4,700)	Clean Harbors, Inc.[2]	(266,960)
(2,620)	Stericycle, Inc.[2]	(201,949)
(3,340)	Waste Management, Inc.	(251,001)

		(1,000,398)

	Communications Equipment — (0.4)%
(2,380)	Harris Corp.	(272,439)

	Containers & Packaging — (0.4)%
(5,000)	International Paper Co.	(274,900)

	Electrical Equipment — (0.3)%
(1,100)	Acuity Brands, Inc.	(222,915)

See Notes to Schedules of Portfolio Investments

47

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Equity Real Estate Investment Trusts — (2.9)%
(8,120)	Acadia Realty Trust	$(241,489)
(460)	Equinix, Inc.	(207,336)
(1,900)	Federal Realty Investment Trust	(251,997)
(1,450)	JBG SMITH Properties[2]	(51,446)
(1,220)	Public Storage	(250,795)
(1,352)	Quality Care Properties, Inc.[2]	(22,741)
(3,360)	Realty Income Corp.	(191,721)
(3,000)	SL Green Realty Corp.	(309,810)
(3,500)	Ventas, Inc.	(235,725)
(2,900)	Vornado Realty Trust	(230,115)

		(1,993,175)

	Food & Staples Retailing — (0.3)%
(1,800)	Casey’s General Stores, Inc.	(192,150)

	Health Care Equipment & Supplies — (0.6)%
(2,820)	DexCom, Inc.[2]	(187,840)
(2,020)	Zimmer Biomet Holdings, Inc.	(245,067)

		(432,907)

	Health Care Providers & Services — (0.5)%
(3,120)	Envision Healthcare Corp.[2]	(176,061)
(4,440)	Patterson Cos., Inc.	(185,237)

		(361,298)

	Hotels, Restaurants & Leisure — (0.8)%
(1,500)	Buffalo Wild Wings, Inc.[2]	(161,250)
(500)	Chipotle Mexican Grill, Inc.[2]	(171,885)
(2,300)	Jack in the Box, Inc.	(213,348)

		(546,483)

	Industrial Conglomerates — (0.3)%
(8,280)	General Electric Co.	(212,051)

	Insurance — (2.4)%
(3,940)	American International Group, Inc.	(257,873)
(3,720)	Cincinnati Financial Corp.	(283,315)
(2,980)	Hanover Insurance Group, Inc. (The)	(282,683)
(280)	Markel Corp.[2]	(300,023)
(4,120)	Mercury General Corp.	(246,747)
(4,420)	RLI Corp.	(256,625)

		(1,627,266)

	IT Services — (0.6)%
(1,300)	International Business Machines Corp.	(188,071)
(1,800)	WEX, Inc.[2]	(195,624)

		(383,695)

	Leisure Equipment & Products — (0.3)%
(8,580)	Mattel, Inc.	(171,772)

	Life Sciences Tools & Services — (0.8)%
(2,200)	Bio-Techne Corp.	(255,002)
(2,980)	Quintiles IMS Holdings, Inc.[2]	(269,839)

		(524,841)

	Machinery — (0.3)%
(5,380)	Flowserve Corp.	(221,279)

See Notes to Schedules of Portfolio Investments

48

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Media — (0.3)%
(6,460)	Sinclair Broadcast Group, Inc. — Class A	$(232,883)

	Multi-Utilities — (0.6)%
(3,380)	Sempra Energy	(381,974)

	Oil, Gas & Consumable Fuels — (0.6)%
(2,800)	Exxon Mobil Corp.	(224,112)
(2,780)	Occidental Petroleum Corp.	(172,165)

		(396,277)

	Pharmaceuticals — (1.0)%
(970)	Allergan PLC	(244,760)
(3,360)	Eli Lilly & Co.	(277,737)
(2,167)	Perrigo Co. PLC	(162,352)

		(684,849)

	Professional Services — (0.4)%
(4,740)	Advisory Board Co. (The)[2]	(266,388)

	Real Estate Investment Trusts — (0.3)%
(9,060)	Kite Realty Group Trust	(186,002)

	Road & Rail — (1.1)%
(500)	AMERCO	(194,280)
(2,900)	JB Hunt Transport Services, Inc.	(263,059)
(7,280)	Knight Transportation, Inc.	(259,532)

		(716,871)

	Semiconductors & Semiconductor Equipment — (1.3)%
(5,660)	Intel Corp.	(200,760)
(2,580)	Qorvo, Inc.[2]	(176,885)
(4,780)	QUALCOMM, Inc.	(254,248)
(19,640)	Rambus, Inc.[2]	(253,160)

		(885,053)

	Specialty Retail — (0.6)%
(1,480)	Advance Auto Parts, Inc.	(165,775)
(5,280)	L Brands, Inc.	(244,939)

		(410,714)

	Textiles, Apparel & Luxury Goods — (1.1)%
(4,580)	NIKE, Inc. — Class B	(270,449)
(10,760)	Under Armour, Inc. — Class C2	(194,864)
(4,660)	VF Corp.	(289,805)

		(755,118)

	Thrifts & Mortgage Finance — (0.3)%
(15,640)	New York Community Bancorp, Inc.	(205,353)

	Trading Companies & Distributors — (0.2)%
(1,000)	WW Grainger, Inc.	(166,740)

See Notes to Schedules of Portfolio Investments

49

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Water Utilities — (0.4)%
(8,500)	Aqua America, Inc.	$(283,730)

	TOTAL COMMON STOCKS SOLD SHORT
	(Proceeds $(21,239,976))	(20,052,064)

TOTAL SHORT INVESTMENTS (Proceeds $(21,239,976))	(29.5)%	$(20,052,064)

TOTAL INVESTMENTS (Cost $43,415,151)[3]	100.1%	$68,109,909

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(56,575)

NET ASSETS	100.0%	$68,053,334

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $25,039,322.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purpose was $43,479,581.

See Notes to Schedules of Portfolio Investments

50

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — 99.6%
	Alabama — 1.5%
$500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$161,030
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	383,955
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,258,170
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	563,545

		2,366,700

	Arizona — 3.7%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2]	315,690
100,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	106,465
250,000	Glendale, AZ, Industrial Development Authority, Glencroft Retirement Community Project, Revenue Bonds, Refunding, 5.250% due 11/15/51	241,498
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	772,822
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	258,070
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	521,895
595,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, Series A, 3.000% due 7/1/20[2]	596,315
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
100,000	5.750% due 7/1/24[2]	111,309
500,000	6.750% due 7/1/44[2]	571,215
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	510,165
1,850,000	Phoenix, AZ, Industrial Development Authority, Health Care Facilities Revenue, Revenue Bonds, Series A, 0.650% due 11/15/52[3]	1,850,000

		5,855,444

	California — 5.0%
350,000	Alameda, CA, Community Facilities District No.13-1, Special Tax, Alameda Landing Public Improvements, 5.000% due 9/1/42	386,365
455,000	Alhambra City, CA, Atherton Baptist Homes, Revenue Bonds, Series A, Prerefunded 1/1/20 @ 100, 7.500% due 1/1/30	514,082
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	272,902
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	391,831
500,000	5.000% due 6/1/46	537,990
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	310,743
500,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	508,800

See Notes to Schedules of Portfolio Investments

51

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	$290,972
750,000	California State, Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds, 5.000% due 12/1/41[2]	811,110
255,000	Corona-Norco, CA, Unified School District, Refunding, 5.000% due 9/1/24	298,544
1,000,000	Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, (AGMC Insured), 0.000% due 1/15/34[1]	526,520
	Palomar Pomerado, CA, General Obligation Unlimited, Series A, (AGC Insured):
1,000,000	0.000% due 8/1/29[1]	667,200
500,000	0.000% due 8/1/31[1]	305,085
1,000,000	Riverside County, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	418,370
325,000	San Francisco City & County, CA, Redevelopment Agency, Mission Bay Redevelopment Project, Series B, 5.000% due 8/1/33	379,285
570,000	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 1/15/22[1]	501,703
500,000	Saugus/Hart, CA, School Facilities Financing Authority, Special Tax, Refunding, 5.000% due 9/1/24	586,330
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	190,528

		7,898,360

	Colorado — 6.3%
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	513,790
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	515,440
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	507,225
300,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	315,120
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, Series A, 5.250% due 5/15/37	744,569
500,000	Colorado State, Health Facilities Authority, Hospital Revenue, Series A, 5.750% due 11/1/47	493,595
650,000	Colorado State, Health Facilities Authority, Refunding, Series A, 5.000% due 6/1/45	692,406
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, 5.625% due 6/1/43	177,484
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, 1.876% due 9/1/39[3]	150,639
750,000	Forest Trace, CO, Metropolitan District No. 3, Limited Tax, General Obligation Unlimited, Series A, 5.000% due 12/1/46	741,300
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,054,750
500,000	Leyden Ranch, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	507,075
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	756,825
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Subseries B, 7.750% due 12/15/46[4]	472,500
345,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	343,513

See Notes to Schedules of Portfolio Investments

52

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	$783,442
750,000	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding, 5.000% due 12/1/30	782,198
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, 6.750% due 11/1/38[4]	500,450

		10,052,321

	Connecticut — 1.4%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	425,595
750,000	Hamden, CT, Facilities Revenue Bonds, Series A, 7.750% due 1/1/43	776,235
1,000,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	1,014,100

		2,215,930

	District Of Columbia — 2.4%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds, Series A:
500,000	5.000% due 6/1/36	539,190
600,000	5.000% due 6/1/46	640,104
250,000	District of Columbia, Revenue Bonds, Series A, 5.000% due 7/1/52	240,032
7,500,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	1,057,950
1,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGC Insured), 0.000% due 10/1/35[1]	506,740
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	820,600

		3,804,616

	Florida — 5.4%
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	156,437
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	222,276
500,000	Florida State Higher Educational Facilities Financial Authority, Nova Southeastern University Project, 5.000% due 4/1/33	564,400
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	308,808
500,000	Miami, FL, World Center Community Development District, Special Assessment, 5.125% due 11/1/39	521,435
	Orange County, FL, Health Facilities Authority Revenue:
150,000	4.000% due 8/1/19	156,042
750,000	5.000% due 8/1/40	818,070
875,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	952,796
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
295,000	5.000% due 5/15/20	323,202
55,000	5.000% due 5/15/25	66,003

See Notes to Schedules of Portfolio Investments

53

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$150,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 4.000% due 12/1/18	$154,950
200,000	Pompano Beach, FL, John Knox Project, Revenue Bonds, 4.000% due 9/1/19	209,906
500,000	Seminole Tribe, FL, Special Obligation Revenue, Series A, 5.250% due 10/1/27[2]	502,195
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[2]	348,124
500,000	5.000% due 3/1/30[2]	545,340
460,000	Tallahassee, FL, Health Facilities Revenue, Tallahassee Memorial Healthcare Project, Series A, 5.000% due 12/1/41	499,776
1,000,000	Tampa, FL, Revenue Bonds, Refunding, University of Tampa Project,, 5.000% due 4/1/40	1,138,970
195,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36[4]	194,739
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	478,520
500,000	4.125% due 5/1/37	473,850

		8,635,839

	Georgia — 0.8%
325,000	Atlanta, GA, Development Authority, Health Care Facilities, Revenue Bonds, Series A1, 7.000% due 1/1/40	340,392
500,000	DeKalb County, GA, Hospital Authority, DeKalb Medical Center, Inc. Project, Revenue Bonds, 6.000% due 9/1/30	548,745
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[2]	355,341

		1,244,478

	Illinois — 19.0%
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A3, 1.650% due 3/1/36[3]	497,605
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
600,000	5.000% due 12/1/41	517,506
400,000	7.000% due 12/1/46[2]	410,292
400,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured), 0.000% due 12/1/25[1]	275,928
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[2]	616,344
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	436,395
600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	317,100
750,000	Chicago, IL, General Obligation Unlimited, Refunding, Series A, 6.000% due 1/1/38	804,577
	Chicago, IL, General Obligation Unlimited, Series C:
410,000	0.000% due 1/1/31[1]	185,488
500,000	5.000% due 1/1/34	500,450
250,000	Chicago, IL, Transitional Authority, Sales Tax Receipts Revenue Bonds, 5.000% due 12/1/51	272,342
250,000	Chicago, IL, Wastewater Transmission Revenue, (NPFG Insured), 5.500% due 1/1/20	273,267
500,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Series C, 5.000% due 1/1/22	561,075

See Notes to Schedules of Portfolio Investments

54

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Chicago, IL, Waterworks Revenue, Revenue Bonds:
$200,000	5.000% due 11/1/24	$222,400
375,000	5.000% due 11/1/30	416,254
150,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, (AGMC Insured), 5.000% due 11/1/17	151,499
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	524,365
500,000	Cook County, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 11/15/31	551,090
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	415,832
795,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series A, 5.000% due 5/1/25	938,744
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, 2.209% due 5/1/36[3]	150,779
	Illinois State Finance Authority, Revenue Bonds, Refunding:
255,000	3.000% due 5/15/20	257,180
1,000,000	5.000% due 12/1/46	1,086,150
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	169,419
500,000	Illinois State Finance Authority, Revenue Bonds, Refunding, OSF Healthcare System, Series A, 5.000% due 11/15/45	549,005
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	337,383
250,000	5.000% due 8/15/37	271,967
1,000,000	4.125% due 11/15/37	1,024,670
1,000,000	5.000% due 2/15/45	1,110,660
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,099,450
1,000,000	4.125% due 8/15/37	1,011,590
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	535,140
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	418,309
250,000	6.875% due 10/1/43	274,500
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	536,410
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	238,048
500,000	5.000% due 7/1/47	458,700
500,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	547,130
975,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	1,020,991
1,000,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, (AGMC Insured), 5.250% due 6/15/31	1,111,840
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	581,305
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	532,475
1,500,000	4.000% due 6/1/32	1,430,340
1,000,000	5.000% due 2/1/39	1,024,510
200,000	5.000% due 1/1/41	205,804

See Notes to Schedules of Portfolio Investments

55

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, (AGMC Insured), 0.000% due 6/15/27[1]	$355,645
1,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/36[1]	438,200
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,251,260
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	513,740
500,000	Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 12/15/31[1]	275,900
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	529,800
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,033,280
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	503,710
500,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	508,515

		30,282,358

	Indiana — 1.0%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
500,000	5.000% due 6/1/32	508,460
135,000	5.000% due 6/1/39	136,987
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
95,000	5.750% due 11/15/28	103,065
120,000	6.500% due 11/15/33	133,286
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	330,162
350,000	5.000% due 4/1/28	373,534

		1,585,494

	Iowa — 0.6%
	Tobacco Settlement Authority, IA, Revenue Bonds, Series C:
455,000	5.375% due 6/1/38	450,464
500,000	5.625% due 6/1/46	491,485

		941,949

	Kansas — 0.2%
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	151,734
95,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	95,917

		247,651

	Kentucky — 0.6%
555,000	Ashland, KY, Medical Center Revenue, Refunding, Kings Daughters Medical Center Project, Series A, 5.000% due 2/1/30	620,762
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	113,193

See Notes to Schedules of Portfolio Investments

56

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Kentucky — (Continued)
$110,000	Kentucky State, Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds, Series A, 5.375% due 8/15/24	$114,708
150,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	175,321

		1,023,984

	Louisiana — 0.6%
900,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	941,733

	Maine — 0.3%
440,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/43	451,990

	Maryland — 1.6%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,197,371
750,000	Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/21	821,078
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	500,045

		2,518,494

	Massachusetts — 1.0%
500,000	Massachusetts State, Development Finance Agency Revenue, Refunding, Suffolk University, 5.000% due 7/1/36	565,055
190,000	Massachusetts State, Development Finance Agency Revenue, Refunding, Umass Memorial Healthcare, Series I, 5.000% due 7/1/29	218,973
500,000	Massachusetts State, Development Finance Agency Revenue, Series A, 4.680% due 11/15/21[2]	504,780
350,000	Massachusetts State, Development Finance Agency, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/43	388,532

		1,677,340

	Michigan — 2.6%
450,000	Detroit, MI, City School District, General Obligation Unlimited, Refunding, Series A, (AGMC Insured QSBLF), 5.250% due 5/1/32	544,162
280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	289,878
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	54,403
25,000	4.750% due 11/15/22	27,339
250,000	5.625% due 11/15/41	265,960
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30[3]	197,642
	Michigan State Tobacco Settlement Finance Authority, Revenue Bonds, Series A:
1,250,000	6.000% due 6/1/34	1,251,675
1,535,000	6.000% due 6/1/48	1,473,554

		4,104,613

	Minnesota — 0.1%
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[5]	242,729

See Notes to Schedules of Portfolio Investments

57

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Missouri — 1.8%
$490,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33[4]	$515,798
500,000	Lees Summit, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.000% due 8/15/46	507,620
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	114,191
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	141,549
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	114,537
225,000	5.000% due 2/1/29	255,902
500,000	Move Rolla, MO, Transportation Development District, Sales Tax Revenue, Revenue Bonds, 4.500% due 6/1/36	520,315
580,000	St. Louis, MO, Airport Revenue, (NPFG Insured), 5.500% due 7/1/28	718,701

		2,888,613

	Nevada — 0.3%
	Las Vegas, NV, Sales Tax Increment Revenue:
110,000	2.750% due 6/15/21[2]	107,737
385,000	3.500% due 6/15/25[2]	372,349

		480,086

	New Jersey — 7.2%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	285,932
450,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 5.000% due 7/1/29	514,840
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, 2.420% due 3/1/28[3]	468,730
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,709,800
	New Jersey State Economic Development Authority, Revenue Bonds, Series A:
250,000	5.000% due 1/1/24	281,623
600,000	5.000% due 7/1/32	662,478
1,000,000	New Jersey State Educational Facilities Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/29	1,138,250
400,000	New Jersey State Educational Facilities Authority, Revenue Bonds, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/34	458,468
500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/34	569,325
200,000	New Jersey State Health Care Facilities Financing Authority, University Hospital, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 7/1/30	231,430
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, 0.000% due 12/15/39[1]	316,420
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/34[1]	480,810
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	549,480
285,000	New Jersey State Turnpike Authority, Revenue Bonds, 1.370% due 1/1/18[3]	284,940
1,000,000	New Jersey State Turnpike Authority, Revenue Bonds, Series E, 1.500% due 1/1/24[3]	1,000,350

See Notes to Schedules of Portfolio Investments

58

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$95,000	New Jersey State, Economic Development Authority, Revenue Bonds, 5.000% due 6/1/21	$101,881
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	229,244
750,000	5.000% due 11/1/32	834,645
250,000	5.000% due 11/1/33	277,193

		11,395,839

	New York — 2.3%
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	367,815
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	508,000
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	523,500
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[2]	777,455
970,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	1,053,090
310,000	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds, 6.000% due 12/1/42	347,544
100,000	Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, Revenue Bonds, Series A, 144A, 5.000% due 12/1/23[2]	100,163

		3,677,567

	North Carolina — 0.9%
500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	533,365
250,000	North Carolina State, Medical Care Commission, Health Care Facilities, Revenue Bonds, Refunding, 5.000% due 10/1/25	273,082
150,000	North Carolina State, Medical Care Commission, Health System Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/34	177,269
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/31	527,340

		1,511,056

	Ohio — 5.5%
1,205,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2, 6.500% due 6/1/47	1,188,455
25,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-3, 6.250% due 6/1/37	24,998
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	631,044
230,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 1/1/29	264,169
250,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series B, (AGMC Insured), 5.000% due 1/1/23	293,648
1,045,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	1,163,012
700,000	Hamilton County, OH, Healthcare Revenue, Refunding and Improvement, Life Enriching Communities Project, Revenue Bonds, Refunding, 5.000% due 1/1/51	739,333
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	855,538

See Notes to Schedules of Portfolio Investments

59

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$280,000	Muskingum County, OH, Hospital Facilities, Genesis Healthcare Systems Project, Revenue Bonds, 5.000% due 2/15/19	$290,979
750,000	Ohio State, Air Quality Development Authority, Pollution Control, Revenue Bonds, Refunding, Series C, 5.625% due 6/1/18	742,170
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
690,000	5.000% due 12/1/19	729,847
300,000	5.750% due 12/1/32	328,986
500,000	6.000% due 12/1/42	550,340
800,000	Warren County, OH, Health Care Facilities, Otterbein Homes, Revenue Bonds, Series A, 5.000% due 7/1/32	905,616

		8,708,135

	Oklahoma — 0.4%
500,000	Comanche County, OK, Hospital Authority Revenue, Refunding, 5.000% due 7/1/27	527,465
110,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2,4]	128,269

		655,734

	Oregon — 0.4%
50,000	Oregon State, Facilities Authority, Revenue Bonds, Series C, 1.820% due 10/1/22[3]	50,001
	Yamhill County, OR, Hospital Authority, Revenue Bonds, Refunding, Series A:
250,000	5.000% due 11/15/46	260,160
275,000	5.000% due 11/15/51	284,268

		594,429

	Pennsylvania — 3.4%
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	128,354
400,000	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 6.000% due 6/1/36	422,692
450,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	486,261
175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 12/1/26	207,155
235,000	Lancaster County, PA, Hospital Authority, Revenue Bonds, Refunding, 5.000% due 7/1/30	254,575
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	118,731
500,000	5.000% due 11/15/36	553,995
100,000	5.000% due 12/1/46	107,144
	Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds, Prerefunded 7/1/20 @ 100:
1,080,000	5.800% due 7/1/30	1,223,964
650,000	6.000% due 7/1/43	740,363
500,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, 5.000% due 7/1/31	525,130
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25	609,473

		5,377,837

	Puerto Rico — 6.0%
50,000	Commonwealth of Puerto Rico, General Obligation Unlimited, (AGC Insured), 5.000% due 7/1/34	50,084
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,051

See Notes to Schedules of Portfolio Investments

60

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$90,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (NPFG Insured), 0.000% due 7/1/18[1]	$86,612
150,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/35	156,358
250,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (NPFG Insured), 5.500% due 7/1/20	267,035
135,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Series A-4, (AGMC Insured), 5.250% due 7/1/30	142,310
1,485,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, 5.250% due 7/1/42	1,169,452
1,150,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, (AGC Insured), 5.125% due 7/1/47	1,171,689
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,045
	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured):
610,000	3.625% due 7/1/23	610,464
335,000	3.650% due 7/1/24	335,255
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	50,378
100,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGC Insured), 4.250% due 7/1/27	100,094
125,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series V, (NPFG Insured), 5.250% due 7/1/35	128,814
265,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series VV, (NPFG Insured), 5.250% due 7/1/30	277,932
160,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	160,035
105,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	106,042
90,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series SS, (NPFG Insured), 5.000% due 7/1/24	91,558
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, 5.000% due 7/1/22[6]	30,500
1,250,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series UU, (AGMC Insured), 1.390% due 7/1/29[3]	1,011,987
405,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series VV, (NPFG Insured), 5.250% due 7/1/29	425,509
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A:
250,000	5.000% due 7/1/18	254,277
760,000	6.000% due 7/1/33	779,091
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	243,547
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,116
435,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	394,336
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	512,165
	University of Puerto Rico, Revenue Bonds, Refunding, Series P:
365,000	5.000% due 6/1/19[4]	182,500

See Notes to Schedules of Portfolio Investments

61

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$50,000	5.000% due 6/1/20[4]	$25,000
115,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	115,127
	University of Puerto Rico, Revenue Bonds, Series Q:
145,000	5.000% due 6/1/19[4]	72,500
75,000	5.000% due 6/1/25[4]	37,500
210,000	5.000% due 6/1/30[4]	105,000
30,000	5.000% due 6/1/36[4]	15,000

		9,598,363

	Rhode Island — 1.6%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	1,015,443
750,000	5.000% due 9/1/36	834,405
400,000	Rhode Island State, Commerce Corp., Airports Revenue, Revenue Bonds, Series D, 5.000% due 7/1/28	469,696
3,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	315,630

		2,635,174

	South Carolina — 1.9%
1,786,324	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	241,261
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	146,610
560,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC / FHA Insured), 4.000% due 7/1/36	598,814
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[2]	416,605
1,090,000	5.000% due 10/1/41[2]	1,083,874
600,000	5.625% due 5/1/42	600,372

		3,087,536

	Texas — 8.2%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	693,233
500,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	499,580
250,000	Brazoria County, TX, Health Facilities Development Corp., Revenue Bonds, Prerefunded 7/1/20 @ 100, 5.250% due 7/1/32	295,383
360,000	Fort Bend County, TX, Industrial Development Corp., NGR Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	369,936
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C, 5.000% due 7/1/32[4]	262,415
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,569,026
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	153,999
500,000	Harrison County, TX, Health Facilities Development Corp., Good Shepard Health System, Revenue Bonds, 5.250% due 7/1/28[4]	520,805
250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	265,505

See Notes to Schedules of Portfolio Investments

62

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
$500,000	5.000% due 4/1/29	$542,680
600,000	5.000% due 4/1/30	654,972
1,200,000	New Hope Cultural Education Facilities Finance Corp., TX, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/36[2]	1,206,936
	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding:
400,000	5.000% due 11/1/22	452,436
750,000	5.000% due 11/15/36	780,480
200,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.500% due 11/15/46	190,360
1,000,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/48	1,070,310
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
1,375,000	5.000% due 5/15/45	1,394,429
500,000	5.250% due 11/15/47	505,685
615,000	Texas State, Public Finance Authority, Revenue Bonds, (BAM Insured), 4.000% due 5/1/33	637,509
605,000	Tyler, TX, Health Facilities Development Corp., Refunding and Improvement East Texas Medical Center, Revenue Bonds, 5.250% due 11/1/27	572,747
350,000	Wood County, TX, Central Hospital District, East Texas Medical Center, Revenue Bonds,, 6.000% due 11/1/41	359,180

		12,997,606

	Virginia — 1.0%
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[2]	1,057,050
487,000	Peninsula Town Center, VA, Community Development Authority, Revenue Bonds, 6.350% due 9/1/28	487,536

		1,544,586

	Washington — 1.6%
100,000	Skagit County, WA, Public Hospital District No.1, Refunding, Series A, 5.000% due 12/1/19	106,559
750,000	Washington State, Health Care Facilities Authority, Central Washington Health Services Association, 5.000% due 7/1/39	807,292
1,000,000	Washington State, Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,062,780
650,000	Washington State, Housing Finance Commission, Revenue Bonds, Series A, 7.000% due 7/1/45[2]	645,216

		2,621,847

	West Virginia — 0.2%
340,000	Pleasants County, WV, Pollution Control, Revenue Bonds, Refunding, Series F, 5.250% due 10/15/37	333,091

	Wisconsin — 2.8%
1,000,000	Public Finance Authority, WI, Revenue Bonds, 5.750% due 4/1/42	1,029,540
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	272,969

See Notes to Schedules of Portfolio Investments

63

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[2]	$376,317
100,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24	106,304
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,190,899
2,350,000	Public Finance Authority, WI, Tax Allocation, Increment Finance Grant Revenue, 0.000% due 9/1/28[1]	1,479,278

		4,455,307

	TOTAL MUNICIPAL BONDS (Cost $158,381,852)	158,654,829

TOTAL INVESTMENTS (Cost $158,381,852)[7]	99.6%	$158,654,829

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	575,261

NET ASSETS	100.0%	$159,230,090

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers.
[3]	Floating Rate Bond. Rate shown is as of July 31, 2017.
[4]	Illiquid security.
[5]	When-issued security.
[6]	This security is in default. See Note 1.
[7]	Aggregate cost for federal tax purpose was $158,381,852.

Abbreviations:

AGC — Assurance Guaranty Corporation

AGMC — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MBIA — Municipal Bond Investors Assurance

NPFG — National Public Finanace Guarantee Corporation

QSBLF — Michigan Qualified School Bond Loan Fund

See Notes to Schedules of Portfolio Investments

64

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%
	Airlines — 1.4%
2,785	Southwest Airlines Co.	$154,595

	Auto Components — 0.8%
1,954	Gentex Corp.	33,257
1,647	Goodyear Tire & Rubber Co. (The)	51,897

		85,154

	Banks — 7.2%
4,491	Citizens Financial Group, Inc.	157,544
2,240	Comerica, Inc.	161,974
455	Cullen/Frost Bankers, Inc.	41,305
1,769	JPMorgan Chase & Co.	162,394
1,363	PNC Financial Services Group, Inc. (The)	175,555
2,407	Zions BanCorp	109,085

		807,857

	Beverages — 2.5%
308	Constellation Brands, Inc. — Class A	59,552
945	Dr Pepper Snapple Group, Inc.	86,146
1,175	PepsiCo, Inc.	137,017

		282,715

	Biotechnology — 4.0%
606	Amgen, Inc.	105,753
500	Biogen, Inc.[1]	144,795
217	Bioverativ, Inc.[1]	13,448
974	Celgene Corp.[1]	131,889
773	Gilead Sciences, Inc.	58,818

		454,703

	Building Products — 2.6%
2,233	Fortune Brands Home & Security, Inc.	146,641
2,132	Owens Corning	142,951

		289,592

	Capital Markets — 5.4%
3,168	Bank of New York Mellon Corp. (The)	167,999
1,187	CME Group, Inc.	145,550
2,521	Franklin Resources, Inc.	112,890
1,072	State Street Corp.	99,943
1,856	TD Ameritrade Holding Corp.	84,875

		611,257

	Chemicals — 0.8%
977	Celanese Corp. — Class A	93,958

	Commercial Services & Supplies — 1.6%
1,920	Avery Dennison Corp.	178,426

	Communications Equipment — 2.8%
4,165	Cisco Systems, Inc.	130,989
948	F5 Networks, Inc.[1]	114,471
2,707	Juniper Networks, Inc.	75,661

		321,121

	Electric Utilities — 1.6%
1,063	Exelon Corp.	40,755
2,873	Xcel Energy, Inc.	135,922

		176,677

See Notes to Schedules of Portfolio Investments

65

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 2.1%
2,529	Halliburton Co.	$107,331
4,088	National Oilwell Varco, Inc.	133,718

		241,049

	Equity Real Estate Investment Trusts — 0.6%
3,486	Brixmor Property Group, Inc.	68,291

	Food & Staples Retailing — 1.5%
2,182	Wal-Mart Stores, Inc.	174,538

	Food Products — 1.5%
839	General Mills, Inc.	46,699
1,042	Ingredion, Inc.	128,499

		175,198

	Health Care Providers & Services — 6.5%
1,045	Aetna, Inc.	161,254
788	Anthem, Inc.	146,734
331	Cigna Corp.	57,448
779	HCA Healthcare, Inc.[1]	62,585
568	Humana, Inc.	131,322
1,058	McKesson Corp.	171,258

		730,601

	Hotels, Restaurants & Leisure — 1.3%
1,412	Wyndham Worldwide Corp.	147,370

	Household Durables — 0.5%
1,031	Newell Brands, Inc.	54,354

	Household Products — 1.9%
796	Kimberly-Clark Corp.	98,035
1,231	Procter & Gamble Co. (The)	111,800

		209,835

	Independent Power Producers & Energy Traders — 0.8%
7,665	AES Corp.	85,695

	Industrial Conglomerates — 0.3%
279	Honeywell International, Inc.	37,978

	Insurance — 4.2%
2,150	Marsh & McLennan Cos., Inc.	167,636
2,615	Principal Financial Group, Inc.	174,551
1,200	Progressive Corp. (The)	56,556
593	Travelers Cos., Inc. (The)	75,957

		474,700

	IT Services — 5.3%
946	Accenture PLC — Class A	121,864
1,077	Automatic Data Processing, Inc.	128,066
2,272	Cognizant Technology Solutions Corp. — Class A	157,495
3,267	PayPal Holdings, Inc.[1]	191,283

		598,708

	Life Sciences Tools & Services — 3.5%
938	Agilent Technologies, Inc.	56,083
870	Quintiles IMS Holdings, Inc.[1]	78,778
684	Thermo Fisher Scientific, Inc.	120,063
804	Waters Corp.[1]	139,446

		394,370

See Notes to Schedules of Portfolio Investments

66

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Machinery — 3.3%
830	Cummins, Inc.	$139,357
1,570	Ingersoll-Rand PLC	137,972
718	Stanley Black & Decker, Inc.	101,015

		378,344

	Media — 2.6%
2,271	Interpublic Group of Cos., Inc. (The)	49,076
1,177	Scripps Networks Interactive, Inc. — Class A	102,882
1,360	Time Warner, Inc.	139,291

		291,249

	Multi-line Retail — 1.0%
2,088	Target Corp.	118,327

	Multi-Utilities — 1.1%
2,209	Ameren Corp.	123,925

	Oil, Gas & Consumable Fuels — 3.0%
3,127	Marathon Petroleum Corp.	175,081
2,308	Valero Energy Corp.	159,183

		334,264

	Paper & Forest Products — 1.0%
2,054	International Paper Co.	112,929

	Pharmaceuticals — 2.5%
1,247	Johnson & Johnson	165,502
1,870	Merck & Co., Inc.	119,455

		284,957

	Professional Services — 1.0%
1,029	Manpowergroup, Inc.	110,257

	Real Estate Management & Development — 2.1%
4,756	CBRE Group, Inc. — Class A1	180,680
1,550	Realogy Holdings Corp.	51,460

		232,140

	Semiconductors & Semiconductor Equipment — 3.6%
557	Lam Research Corp.	88,819
203	Marvell Technology Group, Ltd.	3,159
1,578	NVIDIA Corp.	256,441
650	Texas Instruments, Inc.	52,897

		401,316

	Software — 9.2%
4,782	CA, Inc.	148,433
1,535	Citrix Systems, Inc.[1]	121,234
2,365	Dell Technologies, Inc. — Class V1	151,999
2,824	Fortinet, Inc.[1]	104,234
3,137	Oracle Corp.	156,630
1,936	Synopsys, Inc.[1]	148,240
2,261	VMware, Inc. — Class A1,2	209,617

		1,040,387

	Specialty Retail — 4.6%
3,098	Best Buy Co., Inc.	180,737
4,553	Gap, Inc. (The)	108,498
1,749	Lowe’s Cos., Inc.	135,373

See Notes to Schedules of Portfolio Investments

67

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
1,720	Ross Stores, Inc.	$95,150

		519,758

	Technology Hardware, Storage & Peripherals — 3.1%
1,092	Apple, Inc.	162,413
2,587	HP, Inc.	49,412
2,354	Teradata Corp.[1]	74,904
1,960	Xerox Corp.	60,113

		346,842

	Textiles, Apparel & Luxury Goods — 0.6%
600	PVH Corp.	71,574

	TOTAL COMMON STOCKS (Cost $9,466,705)	11,215,011

Face Amount

REPURCHASE AGREEMENT* — 0.7%
$80,539	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $80,539, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $85,000, coupon rate of 2.125%, due 2/29/24, market value of $86,090)	80,539

	TOTAL REPURCHASE AGREEMENT (Cost $80,539)	80,539

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.9%
213,099	State Street Navigator Securities Lending Government Money Market Portfolio	213,099

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $213,099)	213,099

TOTAL INVESTMENTS (Cost $9,760,343)[3]	102.0%	$11,508,649

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.0)	(224,149)

NET ASSETS	100.0%	$11,284,500

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $9,769,841.

See Notes to Schedules of Portfolio Investments

68

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%
	Airlines — 1.7%
1,879	Alaska Air Group, Inc.	$160,147

	Auto Components — 1.2%
795	Lear Corp	117,811

	Banks — 7.2%
1,804	Comerica, Inc.	130,447
6,587	Fifth Third Bancorp	175,873
1,991	JPMorgan Chase & Co.	182,774
1,621	PNC Financial Services Group, Inc. (The)	208,785

		697,879

	Beverages — 2.7%
1,989	Dr Pepper Snapple Group, Inc.[1]	181,317
700	PepsiCo, Inc.	81,627

		262,944

	Biotechnology — 2.2%
329	Bioverativ, Inc.[2]	20,388
730	Celgene Corp.[2]	98,849
744	United Therapeutics Corp.[2]	95,530

		214,767

	Capital Markets — 4.5%
4,873	Franklin Resources, Inc.	218,213
500	State Street Corp.	46,615
3,636	TD Ameritrade Holding Corp.	166,274

		431,102

	Chemicals — 1.3%
488	LyondellBasell Industries N.V. — Class A	43,964
229	Sherwin-Williams Co. (The)	77,235

		121,199

	Commercial Services & Supplies — 2.4%
2,520	Avery Dennison Corp.	234,184

	Communications Equipment — 3.0%
7,424	Cisco Systems, Inc.	233,485
460	F5 Networks, Inc.[2]	55,545

		289,030

	Electric Utilities — 1.6%
3,250	Xcel Energy, Inc.	153,758

	Equity Real Estate Investment Trusts — 2.9%
1,076	American Tower Corp.	146,691
3,171	Liberty Property Trust	133,246

		279,937

	Food & Staples Retailing — 1.5%
1,224	Walgreens Boots Alliance, Inc	98,740
593	Wal-Mart Stores, Inc.	47,434

		146,174

	Food Products — 2.1%
3,238	Tyson Foods, Inc. — Class A	205,160

	Gas Utilities — 0.8%
1,545	UGI Corp.	77,976

See Notes to Schedules of Portfolio Investments

69

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 6.3%
1,611	Aetna, Inc.	$248,593
765	Anthem, Inc.	142,451
1,374	McKesson Corp.	222,409

		613,453

	Hotels, Restaurants & Leisure — 1.4%
1,299	Wyndham Worldwide Corp.	135,577

	Household Durables — 0.3%
212	Snap-on, Inc.	32,690

	Household Products — 1.6%
907	Church & Dwight Co., Inc.	48,389
1,155	Procter & Gamble Co. (The)	104,897

		153,286

	Industrial Conglomerates — 0.7%
515	Honeywell International, Inc.	70,102

	Insurance — 5.0%
2,538	Principal Financial Group, Inc.	169,411
1,080	Travelers Cos., Inc. (The)	138,337
3,482	Unum Group	174,553

		482,301

	Internet Software & Services — 2.8%
6,835	eBay, Inc.[2]	244,215
170	Facebook, Inc. — Class A2	28,772

		272,987

	IT Services — 5.1%
2,150	Amdocs, Ltd.	144,415
135	DXC Technology Co.	10,581
557	Mastercard, Inc. — Class A	71,185
4,487	PayPal Holdings, Inc.[2]	262,714

		488,895

	Life Sciences Tools & Services — 3.5%
526	Thermo Fisher Scientific, Inc.	92,329
1,389	Waters Corp.[2]	240,908

		333,237

	Machinery — 5.2%
1,381	Cummins, Inc.	231,870
2,275	Ingersoll-Rand PLC	199,927
499	Stanley Black & Decker, Inc.	70,204

		502,001

	Media — 2.0%
2,658	Comcast Corp. —Class A	107,516
1,115	Omnicom Group, Inc.	87,795

		195,311

	Multi-line Retail — 1.8%
3,075	Target Corp.	174,260

	Multi-Utilities — 0.9%
1,924	CMS Energy Corp.	88,966

	Oil, Gas & Consumable Fuels — 5.4%
1,295	Andeavor	128,891

See Notes to Schedules of Portfolio Investments

70

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
1,260	Chevron Corp.	$137,580
946	ONEOK, Inc.	53,515
2,970	Valero Energy Corp.	204,841

		524,827

	Pharmaceuticals — 3.6%
1,228	Johnson & Johnson	162,980
2,930	Merck & Co., Inc.	187,169

		350,149

	Professional Services — 0.7%
614	Manpowergroup, Inc.	65,790

	Real Estate Management & Development — 1.0%
1,281	CBRE Group, Inc. — Class A2	48,665
1,400	Realogy Holdings Corp.	46,480

		95,145

	Semiconductors & Semiconductor Equipment — 3.6%
3,322	Intel Corp.	117,831
2,844	Texas Instruments, Inc.	231,445

		349,276

	Software — 7.1%
5,807	CA, Inc.	180,249
758	Dell Technologies, Inc. — Class V2	48,717
4,758	Oracle Corp.	237,567
2,851	Synopsys, Inc.[2]	218,301

		684,834

	Specialty Retail — 3.3%
886	Best Buy Co., Inc.	51,689
2,681	Lowe’s Cos., Inc.	207,510
1,020	Ross Stores, Inc.	56,426

		315,625

	Technology Hardware, Storage & Peripherals — 2.4%
1,525	Apple, Inc.	226,813

	Textiles, Apparel & Luxury Goods — 0.4%
328	PVH Corp.	39,127

	Wireless Telecommunication Services — 0.5%
1,700	Telephone & Data Systems, Inc.	48,331

	TOTAL COMMON STOCKS (Cost $8,224,521)	9,635,051

Face Amount

REPURCHASE AGREEMENT* — 0.5%
$50,630	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $50,630, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $55,000, coupon rate of 2.125%, due 2/29/24, market value of $55,705)	50,630

	TOTAL REPURCHASE AGREEMENT (Cost $50,630)	50,630

See Notes to Schedules of Portfolio Investments

71

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Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Shares			Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.7%
169,269	State Street Navigator Securities Lending Government Money Market Portfolio		$169,269

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $169,269)		169,269

TOTAL INVESTMENTS (Cost $8,444,420)[3]		101.9%	$9,854,950

LIABILITIES IN EXCESS OF OTHER ASSETS		(1.9)	(188,472)

NET ASSETS		100.0%	$9,666,478

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purpose was $8,457,306.

See Notes to Schedules of Portfolio Investments

72

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — 3.5%
	Financial — 1.2%
$100,000	Bank of America Corp., 5.490% due 3/15/19[1]	$105,116
300,000	Goldman Sachs Group, Inc., 7.500% due 2/15/19	325,152

		430,268

	Oil & Gas — 1.6%
200,000	Apache Corp., 6.900% due 9/15/18[1]	210,580
300,000	Valero Energy Corp., 9.375% due 3/15/19	335,003

		545,583

	Retailers — 0.7%
250,000	Best Buy Co., Inc., 5.000% due 8/1/18	257,815

	TOTAL CORPORATE NOTES (Cost $1,235,981)	1,233,666

MUNICIPAL BONDS* — 94.4%
	Alabama — 2.2%
250,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	278,587
250,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	271,150
215,000	Madison, AL, General Obligation Unlimited, Prerefunded 2/1/19 @ 100, 5.125% due 2/1/36	228,382

		778,119

	Alaska — 2.5%
300,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	333,021
500,000	North Slope Boro, AK, General Obligation Unlimited, Series B, 5.000% due 6/30/20	552,930

		885,951

	California — 1.3%
400,000	California State, General Obligation Unlimited, Refunding, 5.000% due 8/1/20	447,336

	Colorado — 1.8%
200,000	Ignacio, CO, School District 11JT, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/17	202,030
250,000	Trinidad, CO, School District No. 1, General Obligation Unlimited, Refunding, (State Aid Withholding), 4.000% due 12/1/18	259,452
150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	164,042

		625,524

	Delaware — 0.6%
205,000	Delaware State, Transportation Authority, Grant Anticipation Bonds, Revenue Bonds, 5.000% due 3/1/19	217,815

	District Of Columbia — 0.4%
150,000	District of Columbia, Revenue Bonds, 5.000% due 12/1/17	152,036

See Notes to Schedules of Portfolio Investments

73

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Florida — 6.3%
$325,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/19	$348,153
340,000	Cocoa, FL, Water & Sewer Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.250% due 10/1/17	342,431
350,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/19	376,649
1,000,000	Hillsborough County, FL, General Obligation Unlimited, (NPFG Insured), 5.000% due 7/1/20	1,112,240

		2,179,473

	Georgia — 1.8%
350,000	Georgia State, Road & Tollway Authority, Federal Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/1/20[2]	386,813
225,000	Georgia State, Road & Tollway Authority, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 6/1/18	232,713

		619,526

	Idaho — 0.6%
200,000	Idaho, Housing & Finance Association, Revenue Bonds, 5.000% due 7/15/20	221,010

	Illinois — 7.9%
150,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B, 5.000% due 1/1/21	168,488
200,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Series B, 5.000% due 1/1/18	203,384
400,000	Illinois State Finance Authority, Revenue Bonds, 5.000% due 1/1/20	437,200
300,000	Illinois State Finance Authority, Revenue Bonds, Series 2008C-3B, 1.050% due 11/1/38[3]	299,823
200,000	Illinois State Finance Authority, Revenue Bonds, Series A, Prerefunded 11/1/18 @ 100, 7.250% due 11/1/38	215,642
500,000	Illinois State Finance Authority, Revenue Bonds, Series L, 4.000% due 12/1/20	542,440
100,000	Lake County, IL, Community College District No. 532, General Obligation Unlimited, Series A, 4.000% due 6/1/19	105,295
300,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/19	317,250
250,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, (AGMC Insured), 5.000% due 6/1/18	258,232
200,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series B, (NPFG Insured), 5.500% due 6/1/18	207,414

		2,755,168

	Kansas — 1.3%
425,000	Kansas State, Development Finance Authority, Revenue Bonds, Kansas Projects, Series A, 4.000% due 5/1/18	434,648

	Kentucky — 1.7%
300,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	331,293
250,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/19	269,192

		600,485

See Notes to Schedules of Portfolio Investments

74

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Louisiana — 2.4%
$500,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	$550,015
250,000	Louisiana State, University & Agricultural and Mechanical College, Auxiliary, Revenue Bonds, Refunding, 5.000% due 7/1/19	267,452

		817,467

	Maryland — 0.4%
125,000	Baltimore, MD, Water Utility Project Revenue, Revenue Bonds, Series A, 5.000% due 7/1/19	134,518

	Michigan — 6.2%
130,000	Brandywine, MI, Community Schools, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 4.000% due 5/1/18	132,929
	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured):
125,000	4.000% due 5/1/19	131,384
140,000	4.000% due 5/1/20	150,690
235,000	Harper Creek, MI, Community School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 4.000% due 5/1/19	247,001
260,000	L’Anse Creuse, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/20	286,868
300,000	Michigan State Building Authority Revenue, Revenue Bonds, Refunding, Series I, 5.000% due 10/15/18	314,508
400,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/19	432,696
250,000	Pinconning, MI, Area Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 3.000% due 5/1/19	257,518
200,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/21	224,030

		2,177,624

	Minnesota — 3.8%
100,000	Minneapolis, MN, St. Paul, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/20	112,260
400,000	Rochester, MN, Health Care Facilities Revenue, Revenue Bonds, Series A, 4.000% due 11/15/30[3]	415,312
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	282,955
500,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series B, 2.353% due 7/1/19	503,300

		1,313,827

	Mississippi — 0.7%
210,000	Mississippi State, Development Bank, Special Obligation, Revenue Bonds, Series C, Prerefunded 8/1/20 @ 100, 5.000% due 8/1/21	234,356

	New Hampshire — 1.2%
400,000	New Hampshire State, Federal Highway, Revenue Bonds, 5.000% due 9/1/18	417,044

	New Jersey — 3.3%
350,000	Camden County, NJ, Improvement Authority, Revenue Bonds, (County Guaranteed), 4.000% due 1/15/20	371,767
500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, 6.625% due 7/1/38	526,185

See Notes to Schedules of Portfolio Investments

75

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$245,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Prerefunded 7/1/19 @ 100, 5.500% due 7/1/29	$265,533

		1,163,485

	New York — 4.0%
600,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 4.000% due 11/1/17	604,920
	New York State, Dormitory Authority, State Personal Income Tax Revenue, Refunding, Series A:
200,000	5.000% due 12/15/19	219,218
500,000	5.000% due 2/15/21	566,895

		1,391,033

	North Carolina — 2.7%
100,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 4.000% due 6/1/18	102,484
100,000	Durham County, NC, Certificate Participation, Series A, 4.000% due 6/1/18	102,565
100,000	New Hanover County, NC, Hospital Revenue Bonds, Refunding, 5.000% due 10/1/21	114,694
350,000	North Carolina State, Grant Anticipation Revenue, Revenue Bonds, 5.000% due 3/1/19	371,192
250,000	Pitt County, NC, Limited Obligation, Revenue Bonds, Refunding, 5.000% due 4/1/18	256,828

		947,763

	Ohio — 5.5%
550,000	Cuyahoga Falls, OH, School District, General Obligation Unlimited, Refunding, (SD Credit Program), 5.000% due 12/1/17	557,496
300,000	Fairfield, OH, General Obligation Limited. Notes, 1.500% due 5/2/18	300,774
375,000	Lorain County, OH, General Obligation Limited. Notes, Series B, 1.250% due 11/9/17	375,454
100,000	Montgomery County, OH, Hospital Revenue, Revenue Bonds, Refunding, Series C, (LOC : Barclays Bank PLC), 0.730% due 11/15/39[3]	100,000
265,000	Ohio State University, General Receipts Athens, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	297,865
255,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, 4.000% due 12/1/19	271,904

		1,903,493

	Pennsylvania — 13.9%
400,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	440,956
235,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A, 5.000% due 5/15/19	251,450
400,000	Bucks County, CA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	459,104
390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20	424,347
500,000	Delaware State, PA, Public School Building Authority, Revenue Bonds, Prerefunded, 4/1/18 @ 101, (AGMC Insured), 5.000% due 10/1/19	513,605
300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	333,597

See Notes to Schedules of Portfolio Investments

76

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$210,000	Lycoming County, PA, Authority, Revenue Bonds, Prerefunded, 4/1/18 @ 100, (AGC Insured), 5.500% due 10/1/32	$216,468
140,000	Monroeville, PA, Finance Authority UPMC Revenue, Revenue Bonds, 5.000% due 2/15/20	153,300
200,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	224,664
190,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	210,227
200,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	222,074
100,000	Pennsylvania State, Higher Educational Facilities Authority Revenue Bonds, Thomas Jafferson University, 5.000% due 3/1/18	102,342
250,000	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 4.000% due 9/1/19	264,480
280,000	Quakertown, PA, Community School District, General Obligation Limited, Series A, (State Aid Withholding), 3.000% due 8/1/18	285,623
300,000	Red Lion, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 4.000% due 4/15/20	321,531
100,000	Scranton, PA, School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 6/1/19	105,140
305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	332,145

		4,861,053

	Texas — 14.5%
460,000	Alvin, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 0.950% due 2/15/39[3]	458,422
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Brown Fellowship Leadership Academy, Series A, (PSF Guaranteed):
305,000	2.000% due 8/15/17	305,134
575,000	4.000% due 8/15/19	607,717
200,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed), 4.000% due 2/15/21	218,708
100,000	Brushy Creek, TX, Regional Utility Authority, Inc., Contract Revenue, Refunding, 3.000% due 8/1/20	105,197
250,000	Dallas, TX, General Obligation Limited, Refunding, 5.000% due 2/15/19	264,175
200,000	Denton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43[3]	203,710
300,000	Dickinson, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 1.350% due 8/1/37[2,3]	300,000
200,000	Fort Bend, TX, Independent School District, General Obligation Unlimited, Series A, (PSF Guaranteed), 0.900% due 8/1/40[3]	199,582
500,000	Georgetown, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.000% due 8/1/41	500,000
300,000	Grapevine-Colleyville, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.000% due 8/1/36[2,3]	300,000
1,000,000	Lower Neches, TX, Valley Authority Industrial Development Corp., Revenue Bonds, Refunding, 0.730% due 5/1/46[3]	1,000,000
250,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40[3]	249,083
210,000	Taft, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 3.000% due 8/15/20	221,120

See Notes to Schedules of Portfolio Investments

77

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$140,000	Venus, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 2.000% due 8/15/18	$141,520

		5,074,368

	Virginia — 1.4%
500,000	Loudoun County, VA, Industrial Development Authority, Revenue Bonds, Series B, 0.800% due 2/15/38[3]	500,000

	Washington — 2.0%
315,000	Seattle, WA, Municipal Light & Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/19	338,039
350,000	Washington, Federal Highway Grant Anticipation Revenue, Series F, 5.000% due 9/1/17	351,236

		689,275

	Wisconsin — 4.0%
285,000	Oshkosh, WI, Water Revenue, Revenue Bonds, Series F, 2.000% due 1/1/19	288,756
275,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Refunding, Series B, 5.000% due 8/15/18	286,223
485,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series 2013B-1, 1.375% due 11/15/38[3]	484,787
300,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A, Prerefunded 9/15/19 @ 100, 7.625% due 9/15/39	341,418

		1,401,184

	TOTAL MUNICIPAL BONDS (Cost $32,928,154)	32,943,581

PREFERRED STOCKS* — 0.8%
10,000	Wells Fargo & Co., 8.000%	259,400

	TOTAL PREFERRED STOCKS (Cost $265,200)	259,400

Shares

REGISTERED INVESTMENT COMPANIES* — 2.5%
450	BlackRock Defined Opportunity Credit Trust	3,938
14,950	BlackRock Municipal 2020 Term Trust	235,761
3,232	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	328,888
3,850	Vanguard Short-Term Corporate Bond ETF	308,924

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $859,007)	877,511

Face Amount

REPURCHASE AGREEMENT* — 0.6%
210,943	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $210,944, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $215,000, coupon rate of 2.125%, due 2/29/24, market value of $217,757)	210,943

	TOTAL REPURCHASE AGREEMENT (Cost $210,943)	210,943

See Notes to Schedules of Portfolio Investments

78

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.2%
66,870	State Street Navigator Securities Lending Government Money Market Portfolio	$66,870

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $66,870)	66,870

TOTAL INVESTMENTS (Cost $35,566,155)[4]	102.0%	$35,591,971

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.0)	(696,499)

NET ASSETS	100.0%	$34,895,472

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	When-issued security.
[3]	Floating Rate Bond. Rate shown is as of July 31, 2017.
[4]	Aggregate cost for federal tax purpose was $35,566,272.
Abbreviations:
AGC	— Assurance Guaranty Corporation
AGMC	— Assured Guaranty Municipal Corporation
LOC	— Letter of Credit
NPFG	— National Public Finanace Guarantee Corporation
PSF	— Permanent School Fund
QSBLF	— Michigan Qualified School Bond Loan Fund

See Notes to Schedules of Portfolio Investments

79

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 1.6%
22,100	SPDR S&P 500 ETF Trust	$5,453,617
30,000	Vanguard S&P 500 ETF	6,799,200

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	12,252,817

U.S. TREASURY BILL* — 18.9%
150,000,000	U.S. Treasury Bill 0.987% due 10/5/17	149,737,292

	TOTAL U.S. TREASURY BILL (Cost $149,737,292)	149,737,292

PURCHASED OPTIONS* — 76.8%
	CALLS — 56.4%
3,050	S&P 500 Index with Goldman Sachs, Exercise Price $1,000, Expires 09/17/2017	446,886,000

	PUTS — 20.4%
3,050	S&P 500 Index with Goldman Sachs, Exercise Price $3,000, Expires 09/17/2017	161,955,000

	TOTAL PURCHASED OPTIONS (Cost $607,740,350)	608,841,000

Face Amount

REPURCHASE AGREEMENT* — 2.1%
$16,454,921	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $16,454,975, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $16,575,000, coupon rate of 2.125%, due 2/29/24, market value of $16,787,541)	16,454,921

	TOTAL REPURCHASE AGREEMENT (Cost $16,454,921)	16,454,921

TOTAL INVESTMENTS (Cost $780,363,172)[1]	99.4%	$787,286,030

OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	5,013,112

NET ASSETS[2]	100.0%	$792,299,142

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purpose was $780,363,172.
[2]	Cash in the amount of $7,246,315 is held as collateral to secure the open written call and put options contracts.

See Notes to Schedules of Portfolio Investments

80

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Name of Issuer, Title of Issue and Counterparty	Number of Contracts	Value
WRITTEN OPTIONS
CALLS:
S&P 500 Index Goldman Sachs expires September 2017 exercise price $3,000	3,050	$(15,250)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(28,700))		$(15,250)

PUTS:
S&P 500 Index Goldman Sachs expires August 2017 exercise price $2,400	1,512	(635,040)
S&P 500 Index Goldman Sachs expires August 2017 exercise price $2,450	530	(519,400)
S&P 500 Index Goldman Sachs expires August 2017 exercise price $2,550	20	(162,600)
S&P 500 Index Goldman Sachs expires September 2017 exercise price $1,000	3,050	(15,250)
S&P 500 Index Goldman Sachs expires September 2017 exercise price $1,900	335	(25,963)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(2,063,031))		$(1,358,253)

TOTAL WRITTEN OPTIONS (Premiums Received $(2,091,731))		$(1,373,503)

See Notes to Schedules of Portfolio Investments

81

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio (formerly known as International Secured Options Portfolio)

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 47.2%
	Auto Components — 1.0%
3,252	Valeo SA, Sponsored ADR	$112,844

	Automobiles — 2.1%
2,945	Honda Motor Co., Ltd., Sponsored ADR	82,519
1,262	Toyota Motor Corp., Sponsored ADR	142,404

		224,923

	Banks — 9.6%
1,842	BOC Hong Kong Holdings, Ltd., Sponsored ADR	182,174
3,308	DBS Group Holdings, Ltd., Sponsored ADR	212,208
7,730	ING Groep N.V., Sponsored ADR	144,783
35,889	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	228,613
6,566	Nordea Bank AB, Sponsored ADR	83,323
25,619	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	203,927

		1,055,028

	Beverages — 1.3%
1,109	Diageo PLC — Sponsored ADR	144,802

	Chemicals — 2.9%
1,725	BASF SE, Sponsored ADR	164,341
6,894	Shin-Etsu Chemical Co., Ltd., Unsponsored ADR	158,355

		322,696

	Diversified Telecommunication Services — 4.4%
3,831	BT Group PLC, Sponsored ADR	80,030
2,509	Nippon Telegraph & Telephone Corp., ADR	122,690
8,535	Orange SA, Sponsored ADR	143,815
11,576	Telefonica SA, Sponsored ADR	130,577

		477,112

	Electrical Equipment — 1.8%
8,559	ABB, Ltd., Sponsored ADR	201,136

	Electronic Equipment, Instruments & Components — 1.5%
2,715	Kyocera Corp., Sponsored ADR	165,859

	Hotels, Restaurants & Leisure — 1.5%
2,857	InterContinental Hotels Group PLC, ADR	162,163

	Insurance — 1.0%
2,286	Prudential PLC, ADR	111,945

	Media — 1.1%
5,516	RELX PLC, Sponsored ADR	121,959

	Oil, Gas & Consumable Fuels — 2.2%
6,167	Repsol SA, Sponsored ADR	103,667
2,663	Total SA, Sponsored ADR	134,934

		238,601

	Personal Products — 4.1%
2,471	Unilever N.V.	143,738
5,408	Unilever PLC, Sponsored ADR	308,202

		451,940

	Pharmaceuticals — 3.4%
2,329	Novartis AG, Sponsored ADR	198,431

See Notes to Schedules of Portfolio Investments

82

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio (formerly known as International Secured Options Portfolio)

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Pharmaceuticals — (Continued)
617	Shire PLC, ADR	$103,372
2,322	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	74,699

		376,502

	Professional Services — 0.7%
3,493	RELX N.V., Sponsored ADR	73,737

	Software — 1.3%
1,377	SAP SE, Sponsored ADR	145,755

	Technology Hardware, Storage & Peripherals — 2.9%
9,020	Canon, Inc., Sponsored ADR	315,069

	Textiles, Apparel & Luxury Goods — 0.8%
1,786	LVMH Moet Hennessy Louis Vuitton SA, Unsponsored ADR	89,836

	Tobacco — 2.3%
4,030	British American Tobacco PLC, Sponsored ADR	251,956

	Wireless Telecommunication Services — 1.3%
6,090	NTT DOCOMO, Inc., Sponsored ADR	141,532

	TOTAL COMMON STOCKS (Cost $4,460,530)	5,185,395

EXCHANGE-TRADED FUND* — 1.9%
4,900	iShares MSCI Emerging Markets ETF	214,620

	TOTAL EXCHANGE-TRADED FUND (Cost $192,079)	214,620

PURCHASED OPTIONS* — 45.4%
	CALLS — 33.3%
25	S&P 500 Index with Goldman Sachs, Exercise Price $1,000, Expires 09/17/2017	3,663,000

	PUTS — 12.1%
25	S&P 500 Index with Goldman Sachs, Exercise Price $3,000, Expires 09/17/2017	1,327,500

	TOTAL PURCHASED OPTIONS (Cost $4,980,675)	4,990,500

Face Amount

REPURCHASE AGREEMENT* — 4.5%
$493,917	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $493,918, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $500,000, coupon rate of 2.125%, due 2/29/24, market value of $506,412)	493,917

	TOTAL REPURCHASE AGREEMENT (Cost $493,917)	493,917

TOTAL INVESTMENTS (Cost $10,127,201)[1]	99.0%	$10,884,432

OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	110,431

NET ASSETS[2]	100.0%	$10,994,863

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purpose was $10,135,909.
[2]	Cash in the amount of $126,483 is held as collateral to secure the open written call and put options contracts.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

83

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio (formerly known as International Secured Options Portfolio)

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Name of Issuer, Title of Issue and Counterparty	Number of Contracts	Value
WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund Goldman Sachs expires August 2017 exercise price $67	800	$(36,800)
S&P 500 Index Goldman Sachs expires September 2017 exercise price $3,000	25	(125)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(31,501))		$(36,925)

PUTS:
iShares MSCI Emerging Markets Fund Goldman Sachs expires August 2017 exercise price $43	150	(3,300)
Russell 2000 Index Goldman Sachs expires August 2017 exercise price $1,425	7	(10,325)
S&P 500 Index Goldman Sachs expires August 2017 exercise price $2,425	17	(10,455)
S&P 500 Index Goldman Sachs expires September 2017 exercise price $1,000	25	(125)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(31,060))		$(24,205)

TOTAL WRITTEN OPTIONS (Premiums Received $(62,561))		$(61,130)

See Notes to Schedules of Portfolio Investments

84

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%
	Japan — 23.5%
66,607	Canon, Inc., Sponsored ADR	$2,326,582
472,203	Daiichi Sankyo Co., Ltd., Sponsored ADR	10,322,358
55,652	Daito Trust Construction Co., Ltd., Sponsored ADR	2,369,106
307,349	Daiwa House Industry Co., Ltd., Unsponsored ADR	10,763,362
222,002	Fast Retailing Co., Ltd., Unsponsored ADR	6,595,679
107,609	FUJIFILM Holdings Corp., Unsponsored ADR	3,945,484
72,385	Fujitsu, Ltd., Unsponsored ADR	2,713,714
240,652	ITOCHU Corp., Unsponsored ADR	7,563,692
75,008	Kao Corp., Sponsored ADR	4,571,738
492,618	KDDI Corp., Unsponsored ADR	6,512,410
53,350	Mitsubishi Corp., Sponsored ADR	2,329,261
955,659	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	6,087,548
133,694	Nippon Telegraph & Telephone Corp., ADR	6,537,637
165,348	NTT DOCOMO, Inc., Sponsored ADR	3,842,687
110,345	Omron Corp., Sponsored ADR	5,517,250
181,554	Sekisui House, Ltd., Sponsored ADR	3,177,195
255,176	Subaru Corp., Unsponsored ADR	4,608,478
157,827	Suntory Beverage & Food, Ltd., Unsponsored ADR	3,868,340
38,585	Suzuki Motor Corp., Unsponsored ADR	7,358,159
68,738	Trend Micro, Inc., Sponsored ADR	3,447,211

		104,457,891

	United Kingdom — 14.9%
74,579	Ashtead Group PLC, Unsponsored ADR	6,425,503
163,274	Aviva PLC, Sponsored ADR	2,338,084
65,524	BHP Billiton PLC, ADR	2,385,729
106,002	British American Tobacco PLC, Sponsored ADR	6,627,245
338,905	Burberry Group PLC, Sponsored ADR	7,804,982
533,365	Centrica PLC, Sponsored ADR	5,653,669
37,186	Diageo PLC — Sponsored ADR	4,855,376
166,854	GlaxoSmithKline PLC, Sponsored ADR	6,760,924
173,145	J Sainsbury PLC, Sponsored ADR	2,269,931
278,164	Kingfisher PLC, Sponsored ADR	2,190,541
243,189	RELX PLC, Sponsored ADR	5,376,909
40,041	Royal Dutch Shell PLC, Sponsored ADR	2,316,772
430,566	Smiths Group PLC, Sponsored ADR	8,878,271
60,093	Tate & Lyle PLC, Sponsored ADR	2,160,343

		66,044,279

	France — 10.8%
79,807	Arkema SA, Sponsored ADR	9,070,066
249,191	Atos SE, Unsponsored ADR	7,528,060
264,017	AXA SA, Sponsored ADR	7,780,581
101,928	Cie Generale des Etablissements Michelin, Unsponsored ADR	2,760,210
157,179	Engie SA, Sponsored ADR	2,540,013
50,992	Essilor International SA, Unsponsored ADR	3,233,148
120,424	Ingenico Group SA, Unsponsored ADR	2,510,840
144,367	Renault SA, Unsponsored ADR	2,600,050
67,534	Sanofi, ADR	3,198,410
134,070	Total SA, Sponsored ADR	6,793,327

		48,014,705

	Switzerland — 9.2%
279,608	ABB, Ltd., Sponsored ADR	6,570,788
163,966	Adecco Group AG, Unsponsored ADR	6,265,469
263,489	Aryzta AG, Unsponsored ADR	4,210,554
587,899	LafargeHolcim, Ltd., Unsponsored ADR	7,019,514
281,231	Swiss Re AG, Sponsored ADR	6,780,480

See Notes to Schedules of Portfolio Investments

85

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Switzerland — (Continued)
49,000	Swisscom AG, Sponsored ADR	$2,401,000
244,068	Zurich Insurance Group AG, ADR	7,434,311

		40,682,116

	Germany — 8.9%
114,383	Allianz SE, Sponsored ADR	2,442,077
71,060	Bayer AG, Sponsored ADR	8,992,288
99,932	Continental AG, Sponsored ADR	4,490,944
308,158	Deutsche Lufthansa AG, Sponsored ADR	6,616,152
80,121	Fresenius Medical Care AG & Co. KGaA, ADR	3,772,097
182,758	HeidelbergCement AG, Unsponsored ADR	3,608,739
223,752	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	4,803,955
72,836	Siemens AG, Sponsored ADR	4,939,738

		39,665,990

	Australia — 5.9%
588,721	National Australia Bank, Ltd., Sponsored ADR	7,070,539
675,690	QBE Insurance Group, Ltd., Sponsored ADR	6,459,597
316,836	Sonic Healthcare, Ltd., Unsponsored ADR	5,652,354
610,112	South32, Ltd., ADR	7,107,805

		26,290,295

	Hong Kong — 5.1%
115,843	BOC Hong Kong Holdings, Ltd., Sponsored ADR	11,456,873
190,294	Sun Hung Kai Properties, Ltd., Sponsored ADR	2,964,781
445,183	WH Group, Ltd., Sponsored ADR	8,398,377

		22,820,031

	Denmark — 4.3%
425,040	Danske Bank AS, Sponsored ADR	8,649,564
176,710	Novo Nordisk AS, Sponsored ADR	7,492,504
90,669	Vestas Wind Systems AS, Unsponsored ADR	2,946,289

		19,088,357

	Sweden — 4.1%
678,020	Nordea Bank AB, Sponsored ADR	8,604,074
110,543	SKF AB, Sponsored ADR	2,206,438
276,540	Swedbank AB, ADR	7,206,632

		18,017,144

	Italy — 2.9%
70,626	Eni SPA, Sponsored ADR	2,230,369
266,703	Intesa Sanpaolo SPA, Sponsored ADR	5,552,756
302,674	Terna Rete Elettrica Nazionale SPA, Unsponsored ADR	5,205,993

		12,989,118

	Netherlands — 2.8%
342,869	Koninklijke Ahold Delhaize N.V., Sponsored ADR	7,008,243
48,681	Koninklijke Vopak N.V., Unsponsored ADR	2,318,676
41,578	Unilever N.V	2,418,592
18,717	Wolters Kluwer N.V., Sponsored ADR	831,409

		12,576,920

	Singapore — 1.9%
242,152	United Overseas Bank, Ltd., Sponsored ADR	8,601,239

	Finland — 1.8%
299,764	UPM-Kymmene OYJ, Sponsored ADR	8,161,075

See Notes to Schedules of Portfolio Investments

86

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Spain — 1.8%
93,716	Amadeus IT Group SA, Unsponsored ADR	$5,755,099
136,853	Repsol SA, Sponsored ADR	2,300,499

		8,055,598

	Israel — 0.8%
95,925	Bank Hapoalim BM, ADR	3,333,394

	New Zealand — 0.6%
197,707	Spark New Zealand, Ltd., Sponsored ADR	2,765,921

	TOTAL COMMON STOCKS (Cost $377,140,830)	441,564,073

Face Amount

REPURCHASE AGREEMENT* — 0.6%
$2,880,546	With Fixed Income Clearing Corp., dated 7/31/17, 0.12%, principal and interest in the amount of $2,880,556, due 8/1/17, (collateralized by a U.S. Treasury Note with a par value of $2,945,000, coupon rate of 2.000%, due 2/15/25, market value of $2,940,114)	2,880,546

	TOTAL REPURCHASE AGREEMENT (Cost $2,880,546)	2,880,546

TOTAL INVESTMENTS (Cost $380,021,376)[1]	99.9%	$444,444,619

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	274,628

NET ASSETS	100.0%	$444,719,247

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purpose was $380,270,416.
Abbreviatons:
ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

87

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited)

1.	Organization and Significant Accounting Policies

As of July 31, 2017, The Glenmede Fund, Inc. (the “Fund”) consists of eighteen portfolios: the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Short Term Tax Aware Fixed Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio (formerly known as International Secured Options Portfolio) and the International Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of July 31, 2017, Institutional Class shares of the Mid Cap Equity Portfolio have not been issued. Since June 30, 2015, the Large Cap Core Portfolio and the Large Cap Growth Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015 respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016.

The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015.

The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016.

The Equity Income Portfolio commenced operations on December 21, 2016.

Valuation of Securities: Equity securities and options listed on a U.S. securities exchange, including exchange traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants

88

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)

would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Global Secured Options Portfolio (formerly known as International Secured Options Portfolio) and International Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at July 31, 2017. The High Yield Municipal Portfolio had all long-term investments, with corresponding sectors at Level 2 at July 31, 2017.

The Portfolios did not recognize any level transfers as of the quarter ended July 31, 2017. Transfers into and out of a level are typically recognized at the end of the reporting period.

The following is a summary of the inputs used as of July 31, 2017 in valuing the assets and liabilities of Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and Secured Options Portfolio:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$23,994,326	$—	$23,994,326
Federal Home Loan Mortgage Corporation	—	20,615,250	—	20,615,250
Federal National Mortgage Association	—	27,560,904	—	27,560,904

Total Agency Notes	—	72,170,480	—	72,170,480

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	31,070,274	—	31,070,274
Federal National Mortgage Association	—	70,849,429	—	70,849,429
Government National Mortgage Association	—	2,160,538	—	2,160,538

Total Mortgage-Backed Securities	—	104,080,241	—	104,080,241

Corporate Notes
Automotive	—	12,043,283	—	12,043,283
Banking	—	30,301,829	—	30,301,829
Beverages, Food & Tobacco	—	15,189,217	—	15,189,217
Commercial Services	—	12,345,964	—	12,345,964
Communications	—	26,953,593	—	26,953,593
Computer Software & Processing	—	25,381,659	—	25,381,659
Cosmetics & Personal Care	—	5,469,732	—	5,469,732
Electronics	—	13,753,538	—	13,753,538

89

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial	$—	$9,842,662	$—	$9,842,662
Financial Services	—	6,164,790	—	6,164,790
Heavy Machinery	—	5,841,411	—	5,841,411
Industrial	—	10,634,890	—	10,634,890
Insurance	—	17,368,711	—	17,368,711
Pharmaceuticals	—	8,336,083	—	8,336,083
Retailers	—	32,209,655	—	32,209,655

Total Corporate Notes	—	231,837,017	—	231,837,017

U.S. Treasury Notes/Bonds	—	64,570,408	—	64,570,408
Municipal Bonds	—	6,048,156	—	6,048,156
Repurchase Agreement	—	7,929,668	—	7,929,668
Investment of Security Lending Collateral	9,732,420	—	—	9,732,420
State Street SecLending Market Value	19,264,168	—	—	19,264,168

Total Investments	28,996,588	486,635,970	—	515,632,558

Total	$28,996,588	$486,635,970	$—	$515,632,558

Short Term Tax Aware Fixed Income Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Financial	$—	$430,268	$—	$430,268
Oil & Gas	—	545,583	—	545,583
Retailers	—	257,815	—	257,815

Total Corporate Notes	—	1,233,666	—	1,233,666

Municipal Bonds
Alabama	—	778,119	—	778,119
Alaska	—	885,951	—	885,951
California	—	447,336	—	447,336
Colorado	—	625,524	—	625,524
Delaware	—	217,815	—	217,815
District of Columbia	—	152,036	—	152,036
Florida	—	2,179,473	—	2,179,473
Georgia	—	619,526	—	619,526
Idaho	—	221,010	—	221,010
Illinois	—	2,755,168	—	2,755,168
Kansas	—	434,648	—	434,648
Kentucky	—	600,485	—	600,485
Louisiana	—	817,467	—	817,467
Maryland	—	134,518	—	134,518
Michigan	—	2,177,624	—	2,177,624
Minnesota	—	1,313,827	—	1,313,827
Mississippi	—	234,356	—	234,356
New Hampshire	—	417,044	—	417,044

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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
New Jersey	$—	$1,163,485	$—	$1,163,485
New York	—	1,391,033	—	1,391,033
North Carolina	—	947,763	—	947,763
Ohio	—	1,903,493	—	1,903,493
Pennsylvania	—	4,861,053	—	4,861,053
Texas	—	5,074,368	—	5,074,368
Virginia	—	500,000	—	500,000
Washington	—	689,275	—	689,275
Wisconsin	—	1,401,184	—	1,401,184

Total Municipal Bonds	—	32,943,581	—	32,943,581

Preferred Stocks	259,400	—	—	259,400
Repurchase Agreement	—	210,943	—	210,943
Investment of Security Lending Collateral	66,870	—	—	66,870
Registered Investment Companies	877,511	—	—	877,511

Total Investments	1,203,781	34,388,190	—	35,591,971

Total	$1,203,781	$34,388,190	$—	$35,591,971

Secured Options Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$12,252,817	$—	$—	$12,252,817
U.S. Treasury Bill	—	149,737,292	—	149,737,292
Repurchase Agreement	—	16,454,921	—	16,454,921
Purchased Options
Calls	446,886,000	—	—	446,886,000
Puts	161,955,000	—	—	161,955,000

Total Purchased Options	608,841,000	—	—	608,841,000

Total Investments	621,093,817	166,192,213	—	787,286,030

Total	$621,093,817	$166,192,213	$—	$787,286,030

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(15,250)	$—	$—	$(15,250)
Puts	(1,358,253)	—	—	(1,358,253)

Total Written Options	(1,373,503)	—	—	(1,373,503)

Total	$(1,373,503)	$—	$—	$(1,373,503)

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Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of July 31, 2017 are presented in each Portfolio’s Schedule of Portfolio Investments.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women In Leadership U.S. Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio (formerly known as International Secured Options Portfolio) and International Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio and Global Secured Options Portfolio (formerly known as International Secured Options Portfolio) are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio (formerly known as International Secured Options Portfolio) use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options

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cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio did not enter into any options transactions during the nine months ended July 31, 2017. During the nine months ended July 31, 2017, the Secured Options Portfolio and the Global Secured Options Portfolio (formerly known as International Secured Options Portfolio) wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies.

Transactions in written option contracts for the Secured Options Portfolio and the Global Secured Options Portfolio (formerly known as International Secured Options Portfolio) for the nine months ended July 31, 2017, are as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2016	6,660	$8,111,515
Options written	47,721	31,737,998
Options terminated in closing purchase transactions	(790)	(2,945,305)
Options expired	(45,094)	(34,812,477)

Options outstanding at July 31, 2017	8,497	$2,091,731

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2016	4,370	$192,381
Options written	16,554	914,229
Options terminated in closing purchase transactions	(12,133)	(570,958)
Options exercised	(174)	(24,604)
Options expired	(7,593)	(448,487)

Options outstanding at July 31, 2017	1,024	$62,561

Secured Options Portfolio

Asset Derivatives

	Equity Contracts Risk	Total
Options Purchased	$608,841,000	$608,841,000

Total Value	$608,841,000	$608,841,000

Liability Derivatives

	Equity Contracts Risk	Total
Options Written	$(1,358,253)	$(1,358,253)

Total Value	$(1,358,253)	$(1,358,253)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity Contracts Risk	Total
Options Purchased	551,111	551,111
Options Written	(847,222)	(847,222)

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Global Secured Options Portfolio (formerly known as International Secured Options Portfolio)

Asset Derivatives

	Equity Contracts Risk	Total
Options Purchased	$4,990,500	$4,990,500

Total Value	$4,990,500	$4,990,500

Liability Derivatives

	Equity Contracts Risk	Total
Options Written	$(61,130)	$(61,130)

Total Value	$(61,130)	$(61,130)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity Contracts Risk	Total
Options Purchased	5,000	5,000
Options Written	(238,400)	(238,400)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended July 31, 2017.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Long/Short Portfolio was not used to finance short sales. As of July 31, 2017, the cash collateral received by the Core Fixed Income Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Equity Income Portfolio U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio and Short Term Tax Aware Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio, are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Schedule of Portfolio Investments and Note 6. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

As of July 31, 2017, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	% of Total Assets on Loan
Core Fixed Income Portfolio	$9,531,748	$9,732,420	1.90
Small Cap Equity Portfolio	148,995,472	153,824,942	4.30
Mid Cap Equity Portfolio	479,642	488,621	2.91

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Portfolio	Market Value of Loaned Securities	Market Value of Collateral	% of Total Assets on Loan
Equity Income Portfolio	$161,586	$167,438	1.46
U.S. Emerging Growth Portfolio	966,208	996,080	1.99
Large Cap Core Portfolio	4,375,912	4,448,600	0.17
Large Cap Growth Portfolio	44,949,188	46,028,942	1.16
Long/Short Portfolio	2,717,658	2,754,330	0.56
Responsible ESG U.S. Equity Portfolio	209,617	213,099	1.72
Women in Leadership U.S. Equity Portfolio	166,367	169,269	1.62
Short Term Tax Aware Fixed Income Portfolio	65,480	66,870	0.18

Real Estate Investment Trusts: The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Investments for REIT securities held as of July 31, 2017.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2017, the Long/Short Portfolio pledged cash in the amount of $197,316,870 to State Street, as collateral for short sales. The Total Market Portfolio also pledged securities in the amount of $25,039,322 to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.

Fixed Income and Municipal Securities: The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and net asset value. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further.

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The High Yield Municipal Portfolio invests primarily in municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. For example, significant economic and financial difficulties in Puerto Rico have led certain credit rating agencies to downgrade Puerto Rican general obligation debt and certain issuers below investment grade and to continue to have a negative outlook on certain Puerto Rican issuers. Such downgrades and continued financial difficulties could lead to lower prices and increased likelihood of restructurings or default of Puerto Rican bonds which could negatively impact the value of the High Yield Municipal Portfolio’s investments in such obligations. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. As of July 31, 2017, the Puerto Rico Electric Power Authority Revenue Bonds, Series TT is in default. The security is valued at $30,500, representing 0.019% of the Portfolio’s net asset value. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the exdividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of July 31, 2017, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Core Fixed Income Portfolio	$4,305,002	$2,504,144	$1,800,858
Strategic Equity Portfolio	72,806,495	167,315	72,639,180
Small Cap Equity Portfolio	606,842,603	84,804,458	522,038,145
Mid Cap Equity Portfolio	2,601,198	392,252	2,208,946
Large Cap Value Portfolio	10,895,193	673,822	10,221,371
Equity Income Portfolio	449,095	154,044	295,051
U.S. Emerging Growth Portfolio	11,063,901	312,499	10,751,402
Large Cap Core Portfolio	535,519,444	7,415,466	528,103,978
Large Cap Growth Portfolio	731,048,910	15,596,769	715,452,141
Long/Short Portfolio	69,608,726	12,750,776	56,857,950
Total Market Portfolio	25,457,819	827,491	24,630,328
High Yield Municipal Portfolio	2,320,248	2,047,271	272,977
Responsible ESG U.S. Equity Portfolio	1,826,666	87,858	1,738,808
Women in Leadership U.S. Equity Portfolio	1,413,082	15,438	1,397,644
Short Term Tax Aware Fixed Income Portfolio	97,222	71,523	25,699
Secured Options Portfolio	19,143,908	12,221,050	6,922,858
Global Secured Options Portfolio (formerly known as International Secured Options Portfolio)	939,567	191,044	748,523
International Portfolio	65,470,557	1,296,354	64,174,203

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Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)

3.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to July 31, 2017 through the date the schedules of investments were filed with the Securities and Exchange Commission, that would require additional disclosure, except for the following: On June 15, 2017, the Board of Directors of the Fund approved the liquidation and termination of the U.S Emerging Growth Portfolio. The liquidation date is expected to be on or about November 15, 2017.

97

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), were effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibits 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)

Date 9/21/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)

Date 9/21/17

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver
Treasurer
(Principal Financial Officer)

Date 9/21/17